AMENDED AND RESTATED BY-LAWS

OF

EATON VANCE FLOATING-RATE 2022 TARGET TERM TRUST

__________________________

                                                                     ARTICLE I

                                                                    The Trustees

SECTION 1.     Number of Trustees.  The number of Trustees shall be fixed by the Trustees, provided, however, that such number shall at no time be less than two or exceed fifteen.

SECTION 2.     Trustee Qualifications.  All Trustees shall satisfy the requirements set forth below in this Section 2 of this Article I, except that such requirements are subject to waiver by a majority of Trustees in office at the time of the nomination of such Trustee.

            (A)  Only persons satisfying the following qualification requirements applicable to all Trustees may be nominated, elected, appointed, qualified or seated (“nominated or seated”) to serve as Trustees:

(1)        An individual nominated or seated as a Trustee shall be at least twenty-one years of age and not older than the mandatory retirement age determined from time to time by the Trustees or a committee of the Trustees, in each case at the time the individual is nominated or seated;

(2)        An individual nominated or seated as a Trustee shall, at the time the individual is nominated or seated, serve as a trustee or director of no more than 5 issuers (including the Trust) having securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (investment companies or individual series thereof having the same investment adviser or investment advisers affiliated through a control relationship shall all be counted as a single company for this purpose);

(3)        Except as set forth in this Section 2, an individual nominated or seated as a Trustee shall not be an employee, officer, partner, member, trustee, director or 5% or greater shareholder in any investment adviser (other than the Trust’s investment adviser or any investment adviser affiliated with the Trust’s investment adviser), collective investment vehicle primarily engaged in the business of investing in “investment securities” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (an “investment company”) or entity controlling or controlled by any investment adviser (other than the Trust’s investment adviser or any investment adviser affiliated with the Trust’s investment adviser) or investment company;

(4)        An individual nominated or seated as a Trustee shall not be and shall not have been subject to any censure, order, consent decree (including consent decrees in which the respondent has neither admitted nor denied the findings) or adverse final action of any federal, state or foreign governmental or regulatory authority (including self-regulatory organizations), barring or suspending such individual from participation in or association with any investment-related business or restricting such individual’s activities with respect to any investment-related business (collectively, “Prohibited Conduct”), nor shall an individual nominated or seated as a Trustee be the subject of any investigation or proceeding that could reasonably be expected to result in an individual nominated or seated as a Trustee failing to satisfy the requirements of this paragraph, nor shall any individual nominated or seated as a Trustee be or have engaged in any conduct which has resulted in, or could have reasonably been expected or would reasonably be expected to result in, the Securities and Exchange Commission (“SEC”) censuring, placing limitations on the activities, functions, or operations of, suspending, or revoking the registration of any investment adviser under Section 203(e) or (f) of the Investment Advisers Act of 1940, as amended; and

(5)        An individual nominated or seated as a Trustee shall not be and shall not have been the subject of any of the ineligibility provisions contained in Section 9(b) of the 1940 Act that would permit, or could reasonably have been expected or would reasonably be expected to permit the SEC by order to prohibit, conditionally or unconditionally, either permanently or for a period of time, such individual from serving or acting as an employee, officer, trustee, director, member of an advisory board, investment adviser or depositor of, or principal underwriter for, a registered investment company or affiliated person (as defined in Section 2(a)(3) of the 1940 Act) of such investment adviser, depositor, or principal underwriter.

                                                                     ARTICLE II

                                                          Officers and Their Election

SECTION 1.     Officers.  The officers of the Trust shall be a President, a Treasurer, a Secretary, and such other officers or agents as the Trustees may from time to time elect.  It shall not be necessary for any Trustee or other officer to be a holder of shares in the Trust.

SECTION 2.     Election of Officers.  The Treasurer and Secretary shall be chosen annually by the Trustees.  The President shall be chosen annually by the Trustees.  Except for the offices of the President and Secretary, two or more offices may be held by a single person.  The officers shall hold office until their successors are chosen and qualified.

SECTION 3.     Resignations and Removals.  Any officer of the Trust may resign by filing a written resignation with the President or with the Trustees or with the Secretary, which shall take effect on being so filed or at such time as may otherwise be specified therein.  The Trustees may at any meeting remove an officer.

                                                                    ARTICLE III

                                              Powers and Duties of Trustees and Officers

SECTION 1.     Trustees.  The business and affairs of the Trust shall be managed by the Trustees, and they shall have all powers necessary and desirable to carry out that responsibility, so far as such powers are not inconsistent with the laws of the Commonwealth of Massachusetts, the Declaration of Trust, or these By-Laws.  Except as may be required by Section 16(a) of the 1940 Act, Trustees shall be elected by shareholders only at an annual meeting of shareholders or special meeting in lieu of an annual meeting, provided that this restriction shall not apply to special meetings called pursuant to Section 2.6(b)(ii) of Appendix I to these By-Laws.

SECTION 2.     Executive and other Committees.  The Trustees may elect from their own number an executive committee to consist of not less than three nor more than five members, which shall have the power and duty to conduct the current and ordinary business of the Trust while the Trustees are not in session, and such other powers and duties as the Trustees may from time to time delegate to such committee.  The Trustees may also elect from their own number other committees from time to time, the number composing such committees and the powers conferred upon the same to be determined by the Trustees.  Without limiting the generality of the foregoing, the Trustees may appoint a committee consisting of less than the whole number of Trustees then in office, which committee may be empowered to act for and bind the Trustees and the Trust, as if the acts of such committee were the acts of all the Trustees then in office, with respect to the institution, prosecution, dismissal, settlement, review, investigation or other disposition of any dispute, claim, action, suit or proceeding which shall be pending or threatened to be brought before any court, administrative agency or other adjudicatory body.

SECTION 3.     Chairperson of the Trustees.  The Trustees shall appoint from among their number a Chairperson.  The Chairperson shall preside at the meetings of the Trustees and may call meetings of the Trustees and of any committee thereof whenever he deems it necessary or desirable to do so.  The Chairperson may in his discretion preside at any meeting of the shareholders, and may delegate such authority to another Trustee or officer of the Trust.  The Chairperson shall exercise and perform such additional powers and duties as from time to time may be assigned to him by the Trustees, and shall have the resources and authority appropriate to discharge the responsibilities of the office.  A Trustee elected or appointed as Chairperson shall not be considered an officer of the Trust by virtue of such election or appointment.  As used herein, the masculine gender shall be deemed to denote the feminine or other gender.

SECTION 4.     President.  Subject to such supervisory powers, if any, as may be given by the Trustees to the Chairperson of the Trustees, the President shall be the chief executive officer of the Trust and subject to the control of the Trustees, he shall have general supervision, direction and control of the business of the Trust and of its employees and shall exercise such general powers of management as are usually vested in the office of President of a corporation.  In the event that the Chairperson does not preside at a meeting of shareholders or delegate such power and authority to another Trustee or officer of the Trust, the President or his designee shall preside at such meeting.  He shall have the power to employ attorneys and counsel for the Trust and to employ such subordinate officers, agents, clerks and employees as he may find necessary to transact the business of the Trust.  He shall also have the power to grant, issue, execute or sign such powers of attorney, proxies, contracts, agreements or other documents as may be deemed advisable or necessary in furtherance of the interests of the Trust.  The President shall have such other powers and duties as, from time to time, may be conferred upon or assigned to him by the Trustees.

SECTION 5.     Treasurer.  The Treasurer shall be the principal financial and accounting officer of the Trust.  He shall deliver all funds and securities of the Trust which may come into his hands to such bank or trust company as the Trustees shall employ as custodian in accordance with Article III of the Declaration of Trust.  He shall make annual reports in writing of the business conditions of the Trust, which reports shall be preserved upon its records, and he shall furnish such other reports regarding the business and condition as the Trustees may from time to time require.  The Treasurer shall perform such duties additional to foregoing as the Trustees may from time to time designate.

SECTION 6.     Secretary.  The Secretary shall record in books kept for the purpose all votes and proceedings of the Trustees and the shareholders at their respective meetings.  He shall have custody of the seal, if any, of the Trust and shall perform such duties additional to the foregoing as the Trustees may from time to time designate.

SECTION 7.     Other Officers.  Other officers elected by the Trustees shall perform such duties as the Trustees may from time to time designate, including executing or signing such powers of attorney, proxies, contracts, agreements or other documents as may be deemed advisable or necessary in furtherance of the interests of the Trust.

SECTION 8.     Compensation.  The Trustees and officers of the Trust may receive such reasonable compensation from the Trust for the performance of their duties as the Trustees may from time to time determine.

                                                                    ARTICLE IV

                                                           Meetings of Shareholders

SECTION 1.     Meetings.  Meetings of shareholders, at which the shareholders shall elect Trustees and transact such other business as may properly come before the meeting, shall be held annually so long as required by NYSE American LLC, New York Stock Exchange or such other exchange or trading system on which shares of the Trust are principally traded.  Meetings of the shareholders (or any class or series) may be called at any time by the President, and shall be called by the President or the Secretary at the request, in writing or by resolution, of a majority of the Trustees, or at the written request of the holder or holders of fifty-one percent or more of the total number of the then issued and outstanding shares of the Trust entitled to vote at such meeting, except that meetings of holders of preferred shares held for the purpose of considering matters upon which holders of preferred shares are entitled to vote as a separate class may be called at the written request of the holder or holders of twenty-five percent or more of the total number of the then issued and outstanding preferred shares of the Trust entitled to vote at such meeting. Any such request shall state the purposes of the proposed meeting.

SECTION 2.     Place of Meetings.  Meetings of the shareholders shall be held at the principal place of business of the Trust in Boston, Massachusetts, unless a different place within the United States is designated by the Trustees and stated as specified in the respective notices or waivers of notice with respect thereto; provided that the Trust may, subject to any applicable law, and upon designation by a majority of Trustees, hold meetings of shareholders solely by means of remote communications, or may hold “hybrid” meetings where some participants attend in person and others attend by means of remote communications.

SECTION 3.     Notice of Meetings.  Notice of all meetings of the shareholders, stating the time, place and the purposes for which the meetings are called, shall be given by the Secretary to each shareholder entitled to vote thereat, and to each shareholder who under the By-Laws is entitled to such notice, by delivering (by electronic, telephonic, computerized or other alternative means as may be approved by resolutions adopted by the Trustees, which authorization is received not more than six months before delivery of such notice) or mailing, postage paid, addressed to such address as it appears upon the books of the Trust, at least ten days no more than ninety days before the time fixed for the meeting, and the person given such notice shall make an affidavit with respect thereto.  If any shareholder shall have failed to inform the Trust of his address, no notice need be sent to him.  No notice need be given to any shareholder if a written waiver of notice, executed before or after the meeting by the shareholder or his attorney thereunto authorized, is filed with the records of the meeting.

SECTION 4.     Quorum.  Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of shareholders, there must be present, in person or by proxy, holders of a majority of the total number of shares of the then issued and outstanding shares of the Trust entitled to vote at such meeting; provided that if a class (or series) of shares is entitled to vote as a separate class (or series) on any matter, then in the case of that matter a quorum shall consist of the holders of a majority of the total number of shares of the then issued and outstanding shares of that class (or series) entitled to vote at the meeting.  Shares owned directly or indirectly by the Trust, if any, shall not be deemed outstanding for this purpose.

            If a quorum, as above defined, shall not be present for the purpose of any vote that may properly come before any meeting of shareholders at the time and place of any meeting, the shareholders present in person or by proxy and entitled to vote at such meeting on such matter holding a majority of the shares present and entitled to vote on such matter may by vote adjourn the meeting from time to time to be held at the same place without further notice than by announcement to be given at the meeting until a quorum, as above defined, entitled to vote on such matter, shall be present, whereupon any such matter may be voted upon at the meeting as though held when originally convened.

SECTION 5.     Voting.  At each meeting of the shareholders, every shareholder of the Trust shall be entitled to one vote in person or by proxy for each of the then issued and outstanding shares of the Trust then having voting power in respect of the matter upon which the vote is to be taken, standing in his name on the books of the Trust at the time of the closing of the transfer books for the meeting, or, if the books be not closed for any meeting, on the record date fixed as provided in Section 4 of Article VI of these By-Laws for determining the shareholders entitled to vote at such meeting, or if the books be not closed and no record date be fixed, at the time of the meeting.  The record holder of a fraction of a share shall be entitled in like manner to corresponding fraction of a vote.  Notwithstanding the foregoing, the Trustees may, in connection with the establishment of any class (or series) of shares or in proxy materials for any meeting of shareholders or in other solicitation materials or by vote or other action duly taken by them, establish conditions under which the several classes (or series) shall have separate voting rights or no voting rights.

            All elections of Trustees shall be conducted in any manner approved at the meeting of the shareholders at which said election is held, and shall be by ballot if so requested by any shareholder entitled to vote thereon.  Subject to any provision of applicable binding law, the Declaration of Trust, these By-Laws or a resolution of the Trustees specifying a greater or a lesser vote requirement, for the transaction of any item of business that properly comes before any meeting of shareholders, (i) with respect to the election of Trustees, other than a Contested Election, a nominee receiving the affirmative vote of a plurality of the shares represented in person or by proxy at any meeting at which a quorum is present shall be deemed and declared elected, (ii) with respect to a Contested Election, a nominee receiving the affirmative vote of a majority of the shares outstanding and entitled to vote with respect to such matter at such meeting shall be deemed and declared elected and (iii) for all other items of business, upon the affirmative vote of a majority of the votes cast in person or by proxy at any meeting at which a quorum is present and entitled to vote on the subject matter, such matter shall be deemed and declared approved.

For purposes of the foregoing paragraph, “Contested Election” shall mean any election of Trustees in which the number of persons nominated for election as Trustees with respect to a given class of shares of the Trust in accordance with Article IV, Section 8 hereof exceeds the number of Trustees to be elected with respect to such class, with the determination that any election of Trustees is a Contested Election to be made by the Secretary or other officer of the Trust prior to the time the Trust mails its initial proxy statement in connection with such election of Trustees; provided, however, that a Contested Election does not include any election of Trustees by holders of the Trust’s preferred shares voting as a separate class pursuant to Section 2.6(a) or (b) of Appendix I hereto. If, prior to the time the Trust mails its initial proxy statement in connection with such election of Trustees, one or more persons nominated for election as a Trustee are withdrawn or deemed to be ineligible pursuant to these By-Laws, such that the number of persons nominated for election as Trustee no longer exceeds the number of Trustees to be elected, such election shall not be considered a Contested Election.

In the event of a Contested Election, if one (or more) nominees are elected who were not Trustees prior to such Contested Election (“Non-Incumbents”), then the Non-Incumbents shall first fill any vacancies and then succeed those Trustees who served as Trustees prior to such Contested Election and stood for reelection at such Contested Election with the fewest affirmative votes.  If an annual meeting (the “Current Annual Meeting”) is called for the purpose of considering the election of a Trustee whose term is expiring at the time of such annual meeting (an “Expiring Trustee”) or such Trustee’s successor, and the Expiring Trustee is not elected and such Expiring Trustee’s successor is not elected and qualified (in either case, because the required vote or quorum is not obtained, or otherwise), then such Trustee shall remain a member of the relevant class of Trustees, holding office until the annual meeting held in the third succeeding year following the year set for the Current Annual Meeting in the initial notice thereof and until the election and qualification of such Trustee’s successor, if any, or until such Trustee sooner dies, resigns, retires or is removed.

SECTION 6.     Proxies.  Any shareholder entitled to vote upon any matter at any meeting of the shareholders may so vote by proxy, provided that such proxy to act is authorized to act by (i) a written instrument, dated not more than six months before the meeting and executed either by the shareholder or by his or her duly authorized attorney in fact (who may be so authorized by a writing or by any non-written means permitted by the laws of the Commonwealth of Massachusetts) or (ii) such electronic, telephonic, computerized or other alternative means as may be approved by a resolution adopted by the Trustees, which authorization is received not more than six months before the initial session of the meeting.  Proxies shall be delivered to the Secretary of the Trust or other person responsible for recording the proceedings before being voted.  A proxy with respect to shares held in the name of two or more persons shall be valid if executed by one of them unless at or prior to exercise of such proxy the Trust receives a specific written notice to the contrary from any one of them.  Unless otherwise specifically limited by their terms, proxies shall entitle the holder thereof to vote at any adjournment of a meeting.  A proxy purporting to be exercised by or on behalf of a shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger.  At all meetings of the shareholders, unless the voting is conducted by inspectors, all questions relating to the qualifications of voters, the validity of proxies, and the acceptance or rejection of votes shall be decided by the chairperson of the meeting.

SECTION 7.     Consents.  Any action which may be taken by shareholders may be taken without a meeting if the holder or holders of fifty-one percent or more of the total number of the then issued and outstanding shares of the Trust entitled to vote on such matter (or such higher proportion as would be required by the Declaration of Trust or these By-Laws with respect to such action at an in-person meeting) consent to the action in writing and the written consents are filed with the records of the meetings of shareholders.  Such consents shall be treated for all purposes as a vote taken at a meeting of shareholders.

SECTION 8.     Notice of Shareholder Business and Nominations

            (A) Annual Meetings of Shareholders.  (1) Nominations of persons for election to the Board of Trustees and the proposal of business to be considered by the shareholders may be made at an annual meeting of shareholders or special meeting in lieu of an annual meeting (a) pursuant to the notice of meeting described in Section 3 of this Article of these By-Laws; (b) by or at the direction of the Board of Trustees; or (c) by any shareholder of the Trust who was a shareholder of record at the time of giving of notice provided for in Section 3 of this Article of these By-Laws, who is entitled to vote at the meeting, who complied with the notice provisions set forth in this Section 8 and who held at least $2,000 in market value, or 1%, of the Trust’s securities entitled to be voted on the nomination or proposal at the meeting for at least one year by the date such shareholder submitted such nomination or proposal.  As used in these By-Laws, an “annual meeting” is a meeting of the shareholders of the Trust that is required pursuant to the first sentence of Section 1 of this Article IV.  As used in these By-Laws, a “special meeting in lieu of an annual meeting” is a meeting held in lieu of an annual meeting that is not held in a given year if so required, whether the omission be by oversight or otherwise.

                        (2)  For nominations or other business properly to be brought before an annual meeting or special meeting in lieu of an annual meeting by a shareholder pursuant to clause (c) of paragraph (A)(1) of this Section 8, the shareholder must have given timely notice thereof in writing to the Secretary of the Trust and such other business must be a proper matter for shareholder action.  To be timely, a shareholder’s notice shall be delivered to the Secretary at the principal executive offices of the Trust not later than the close of business on the ninetieth day nor earlier than the close of business on the one hundred-twentieth day prior to the first anniversary of the preceding year’s annual meeting or, as applicable, special meeting in lieu of an annual meeting; provided, however, that in the event that the date of the annual meeting or special meeting in lieu of an annual meeting is more than thirty days before or more than sixty days after such anniversary date, notice by the shareholder to be timely must be so delivered not earlier than the close of business on the later of the ninetieth day prior to such annual meeting or special meeting in lieu of an annual meeting or the tenth day following the day on which public announcement of the date of such meeting is first made.  In no event, shall the public announcement of an adjournment of an annual meeting or special meeting in lieu of an annual meeting commence a new time period for the giving of a shareholder’s notice as described above.  Such shareholder’s notice shall set forth:

            (a) as to each person whom the shareholder proposes to nominate for election or reelection as a Trustee:

            (i)         the name, age, business address and residence address of such proposed nominee and of any Proposed Nominee Associated Person;

            (ii)        the principal occupation or employment of such proposed nominee;

            (iii)       the class or series and number of all shares of the Trust which are owned beneficially or of record, directly or indirectly, by such proposed nominee and any Proposed Nominee Associated Person, and the name and address of the record holder(s) of such shares (if different than the beneficial owner(s)) as they appear           on the records of the Trust;

            (iv)       the name of each nominee holder of shares owned beneficially but not of record by such proposed nominee or any Proposed Nominee Associated Person, and the number of such shares held by each such nominee holder;

            (v)        whether and the extent to which any derivative instrument, swap, option, warrant,            short interest, hedge or profit interest or other transaction has been entered into by       or on behalf of such proposed nominee, or any Proposed Nominee     Associated Person, with respect to shares of the Trust;

            (vi)       whether and the extent to which any other transaction, agreement, arrangement or             understanding (including any short position or any borrowing or lending of shares)          has been made by or on behalf of such proposed nominee, or any Proposed   Nominee Associated Person, the effect or intent of any of the foregoing being to         mitigate loss to, or to manage risk or benefit of share price changes for, such     proposed nominee, or any Proposed Nominee Associated Person, or to increase or        decrease the voting power or pecuniary or economic interest of such proposed             nominee, or any Proposed Nominee Associated Person, with respect to the shares;

            (vii)      a representation as to whether such proposed nominee is an “interested person,” as             defined under Section 2(a)(19) of the 1940 Act and sufficient information about the proposed nominee to permit counsel to the Trust to confirm such   representation, including information with respect to each relationship set forth in   Section 2(a)(19) of the 1940 Act which may cause such proposed nominee to be            an interested person of the Trust or a representation that no such relationship exists;

            (viii)     information to establish to the satisfaction of the Board of Trustees that the          proposed nominee satisfies the trustee qualifications as set out in these By-Laws;   and

            (ix)       any other information relating to such proposed nominee or Proposed Nominee   Associated Person that would be required to be disclosed in a proxy statement or      other filings required to be made in connection with solicitations of proxies for        election of directors in an election contest pursuant to Section 14 of the Exchange Act (even if an election contest is not involved); and

            (b) as to any other business that the shareholder proposes to bring before the meeting, a brief description of the business desired to be brought before the meeting, the reasons for conducting such business at the meeting and any material interest in such business of such shareholder and the beneficial owner, if any, on whose behalf the proposal is made; and

            (c) as to the shareholder giving the notice and the beneficial owner, if any, on whose behalf the nomination or proposal is made:

                        (i)         the name and address of such shareholder, as they appear on the Trust’s books, and                                  of such beneficial owner and of any Shareholder Associated Person;

            (ii)        the class/series and number of shares of the Trust which are owned beneficially   and of record by such shareholder, such beneficial owner and any Shareholder Associated Person;

             (iii)      whether and the extent to which any derivative instrument, swap option, warrant, short interest, hedge or profit interest or other transaction has been entered into by        or on behalf of such person, or any Shareholder Associated Person, with respect to        shares of the Trust;

            (iv)       whether and the extent to which any other transaction, agreement, arrangement or             understanding (including any short position or any borrowing or lending of shares)          has been made by or on behalf of such person, or any Shareholder Associated            Person, the effect or intent of any of the foregoing being to mitigate loss to, or to        manage risk or benefit of stock price changes for, such person, or any Shareholder      Associated Person, or to increase or decrease the voting power or pecuniary or   economic interest of such person, or any Shareholder Associated Person, with             respect to shares of the Trust;

            (v)        a description of all agreements, arrangements, or understandings (whether written            or oral) between such person, or any Shareholder Associated Person and any           proposed nominee or any other person or persons (including their names) pursuant      to which the proposal(s) or nomination(s) are being made by such person, and any   material interest of such person, or any Shareholder Associated Person, in such proposal or nomination, including any anticipated benefit therefrom to such          person, or any Shareholder Associated Person;

            (vi)       a representation that the shareholder, or group of shareholders, giving notice        intends to appear in person at the annual meeting or special meeting in lieu of an     annual meeting to make the proposals or nominate the persons named in its notice;    and

            (vii)      any other information relating to such person that would be required to be disclosed         in a proxy statement or other filings required to be made in connection with the          solicitation of proxies for election of directors in an election contest pursuant to            Section 14 of the Exchange Act (even if an election contest is not involved).

            For purposes of the foregoing, a “Proposed Nominee Associated Person” of any proposed nominee shall mean (A) any person acting in concert with such proposed nominee and (B) any direct or indirect beneficial owner of shares owned of record or beneficially by such proposed nominee or person acting in concert with the proposed nominee.  A “Shareholder Associated Person” of any beneficial or record shareholder shall mean (A) any person acting in concert with such shareholder, (B) any direct or indirect beneficial owner of shares owned of record or beneficially by such shareholder or any person acting in concert with such shareholder, (C) any person controlling, controlled by or under common control with such shareholder or a Shareholder Associated Person and (D) any member of the immediate family of such shareholder or Shareholder Associated Person.

                        (3)  A shareholder of record, or group of shareholders of record, providing notice of any proposal or nomination proposed to be made at an annual meeting or special meeting in lieu of an annual meeting shall further update and supplement such notice, if necessary, so that:

            (i)         the information provided or required to be provided in such notice pursuant to     paragraph (A)(2) of this Article IV, Section 8 shall be true and correct as of the       record date for determining the shareholders entitled to receive notice of the annual        meeting or special meeting in lieu of an annual meeting, and such update and    supplement shall be delivered to or be mailed and received by the Secretary at the principal executive offices of the Trust not later than five business days after the             record date for determining the shareholders entitled to receive notice of such      annual meeting or special meeting in lieu of an annual meeting; and

             (ii)       any subsequent information reasonably requested by the Board of Trustees to      determine that any proposed nominee has met the trustee qualifications as set out           in these By-Laws is provided, and such update and supplement shall be delivered         to or be mailed and received by the Secretary at the principal executive offices of           the Trust not later than five business days after the request by the Board of Trustees    for subsequent information regarding trustee qualifications has been delivered to             or mailed and received by such shareholder of record, or group of shareholders of             record, providing notice of any nomination.

                        (4)  Notwithstanding anything in the second sentence of paragraph (A)(2) of this Section 8 to the contrary, in the event that the number of Trustees to be elected by shareholders of the Trust to the Board of Trustees is increased and there is no public announcement naming all of the nominees for Trustee or specifying the size of the increased Board of Trustees made by the Trust at least one hundred days prior to the first anniversary of the preceding year’s annual meeting, a shareholder’s notice required by this Section 8 shall also be considered timely, but only with respect to nominees for any new positions created by such increase, if it shall be delivered to the Secretary at the principal executive offices of the Trust not later than the close of business on the tenth day following the day on which such public announcement is first made by the Trust.

            (B)  Special Meetings of Shareholders.  As used in these By-Laws, “special meeting” refers to any meeting of the Trust’s shareholders other than an annual meeting or special meeting in lieu of an annual meeting.  Only such business shall be conducted by a special meeting of shareholders as shall have been brought before the meeting pursuant to the Trust’s notice of meeting given by or at the direction of a majority of the Trustees.  Except as may be required by Section 16(a) of the 1940 Act, Trustees shall be elected only at an annual meeting of shareholders or special meeting in lieu of an annual meeting and not at a special meeting, provided that this restriction shall not apply to special meetings called pursuant to Section 2.6(b)(ii) of Appendix I to these By-Laws.

            (C)  General.  (1) Only such persons who are nominated in accordance with the procedures set forth in this Section 8 shall be eligible to serve as Trustees and only such business shall be conducted at a meeting of shareholders as shall have been brought before the meeting in accordance with the procedures set forth in this Section 8.  Except as otherwise provided by law, the Declaration of Trust or these By-Laws, the Chairperson (or such officer of the Trust or its investment adviser presiding at the meeting) shall have the power and duty to determine whether a nomination or any business proposed to be brought before the meeting was made, or proposed, as the case may be, in accordance with the procedures set forth in this Section 8 and, if any proposed nomination or business is not in compliance with this Section 8, to declare that such defective proposal or nomination shall be disregarded.

                        (2)  For purposes of this Section 8, “public announcement” shall mean disclosure in a press release reported by the Dow Jones News Service, Associated Press or comparable national news service or in a document publicly filed by the Trust with the SEC pursuant to Section 13, 14 or 15(d) of the Exchange Act.

                        (3)  Notwithstanding the foregoing provisions of this Section 8, a shareholder shall also comply with all applicable requirements of the Exchange Act and the rules and regulations thereunder with respect to the matters set forth in this Section 8.  Nothing in this Section 8 shall be deemed to affect any rights of (a) shareholders to request inclusion of proposals in the Trust’s proxy statement pursuant to Rule 14a-8 under the Exchange Act or (b) the holders of any class of preferred shares of beneficial interest to elect Trustees under specified circumstances.

ARTICLE V

                                                                Trustees Meetings

SECTION 1.     Meetings.  The Trustees may in their discretion provide for regular or stated meetings of the Trustees.  Meetings of the Trustees other than regular or stated meetings shall be held whenever called by the Chairperson and at least one other Trustee at the time being in office, or by a majority of the Trustees at the time being in office.  Any or all of the Trustees may participate in a meeting by means of a conference telephone or similar communications equipment by means of which all persons participating in the meeting can hear each other at the same time, and participation by such means shall constitute presence in person at a meeting.

SECTION 2.     Notices.  Notice of regular or stated meetings need not be given.  Notice of the time and place of each meeting other than regular or stated meeting shall be given by the Secretary or by one of the Trustee(s) calling the meeting and shall be mailed to each Trustee at his or her business address for delivery at least two days before the meeting, or shall be transmitted electronically to each Trustee at his or her electronic delivery address or personally delivered to him at least one day before the meeting.  Such notice may, however, be waived by all the Trustees.  Notice of a meeting need not be given to any Trustee if a written waiver of notice, executed by him before or after the meeting, is filed with the records of the meeting, or to any Trustee who attends the meeting without protesting prior thereto or at its commencement the lack of notice to him.  A notice or waiver of notice need not specify the purpose of any special meeting.

SECTION 3.     Consents.  Any action required or permitted to be taken at any meeting of the Trustees may be taken by the Trustees without a meeting if a written consent thereto is signed by a majority of the Trustees (or such higher proportion as would be required by the Declaration of Trust or these By-Laws with respect to such action at an in-person meeting) and filed with the records of the Trustees' meetings. A Trustee may deliver his consent to the Trust by facsimile machine or other electronic communication equipment. Such consent shall be treated as a vote at a meeting for all purposes.

SECTION 4.     Place of In-Person Meetings.  The Trustees may hold their meetings within or without the Commonwealth of Massachusetts.

SECTION 5.     Quorum and Manner of Acting.  Except as otherwise required by the Declaration of Trust, these By-Laws or by statute, a majority of the Trustees in office shall be present in person at any regular or stated meeting or special meeting of the Trustees in order to constitute a quorum for the transaction of business at such meeting and the act of a majority of the Trustees present at any such meeting, at which a quorum is present, shall be the act of the Trustees.  In the event that action is to be taken with respect to the death, declination, resignation, retirement, removal or incapacity of one or more Trustees, a quorum for the transaction of such business and any other business conducted at such meeting and (except as otherwise required by the Declaration of Trust, by these By-Laws or by statute) shall be a majority of the remaining Trustees then in office.  In the absence of a quorum, a majority of the Trustees present may adjourn the meeting from time to time until a quorum shall be present.  Notice of any adjourned meeting need not be given.

ARTICLE VI

                                                         Shares of Beneficial Interest

SECTION 1.     Certificates for Shares of Beneficial Interest.  Certificates for shares of beneficial interest of any class of shares of the Trust, if issued, shall be in such form as shall be approved by the Trustees. They shall be signed by, or in the name of, the Trust by the President and by the Treasurer and may, but need not be, sealed with seal of the Trust; provided, however, that where such certificate is signed by a transfer agent or a transfer clerk acting on behalf of the Trust or a registrar other than a Trustee, officer or employee of the Trust, the signature of the President or Treasurer and the seal may be facsimile.  In case any officer or officers who shall have signed, or whose facsimile signature or signatures shall have been used on any such certificate or certificates, shall cease to be such officer or officers of the Trust whether because of death, resignation or otherwise, before such certificate or certificates shall have been delivered by the Trust, such certificate or certificates may nevertheless be adopted by the Trust and be issued and delivered as though the person or persons who signed such certificate or certificates or whose facsimile signatures shall have been used thereon had not ceased to be such officer or officers of the Trust.

SECTION 2.     Transfer of Shares.  Transfers of shares of beneficial interest of any shares of the Trust shall be made only on the books of the Trust by the owner thereof or by his attorney thereunto authorized by a power of attorney duly executed and filed with the Secretary or a transfer agent, and only upon the surrender of any certificate or certificates for such shares.  The Trust shall not impose any restrictions upon the transfer of the shares of the Trust, but this requirement shall not prevent the charging of customary transfer agent fees.

SECTION 3.     Transfer Agent and Registrar; Regulations.  The Trust shall, if and whenever the Trustees shall so determine, maintain one or more transfer offices or agencies, each in the charge of a transfer agent designated by the Trustees, where the shares of beneficial interest of the Trust shall be directly transferable.  The Trust shall, if and whenever the Trustees shall so determine, maintain one or more registry offices, each in the charge of a registrar designated by the Trustees, where such shares shall be registered, and no certificate for shares of the Trust in respect of which a transfer agent and/or registrar shall have been designated shall be valid unless countersigned by such transfer agent and/or registered by such registrar.  The principal transfer agent may be located within or without the Commonwealth of Massachusetts and shall have charge of the stock transfer books, lists and records, which shall be kept within or without Massachusetts in an office which shall be deemed to be the stock transfer office of the Trust.  The Trustees may also make such additional rules and regulations as it may deem expedient concerning the issue, transfer and registration of certificates for shares of the Trust.

SECTION 4.     Closing of Transfer Books and Fixing Record Date.  The Trustees may fix in advance a time which shall be not more than seventy-five days before the date of any meeting of shareholders, or the date for the payment of any dividend or the making or any distribution to shareholders or the last day on which the consent or dissent of shareholders may be effectively expressed for any purpose, as the record date for determining the shareholders having the right to notice of and to vote at such meeting, and any adjournment thereof, or the right to receive such dividend or distribution or the right to give such consent or dissent, and in such case only shareholders of record on such record date shall have such right, notwithstanding any transfer of shares on the books of the Trust after the record date.  The Trustees may, without fixing such record date, close the transfer books for all or any part of such period for any of the foregoing purposes.

SECTION 5.     Lost, Destroyed or Mutilated Certificates.  The holder of any shares of the Trust shall immediately notify the Trust of any loss, destruction or mutilation of the certificate therefor, and the Trustees may, in their discretion, cause a new certificate or certificates to be issued to him, in case of mutilation of the certificate, upon the surrender of the mutilated certificate, or, in case of loss or destruction of the certificate, upon satisfactory proof of such loss or destruction and, in any case, if the Trustees shall so determine, upon the delivery of a bond in such form and in such sum and with such surety or sureties as the Trustees may direct, to indemnify the Trust against any claim that may be made against it on account of the alleged loss or destruction of any such certificate.

SECTION 6.     Record Owner of Shares.  The Trust shall be entitled to treat the person in whose name any share of the Trust is registered on the books of the Trust as the owner thereof, and shall not be bound to recognize any equitable or other claim to or interest in such share or shares on the part of any other person.

ARTICLE VII

Preferred Shares

The rights and preferences of the Trust’s preferred shares are as set forth on Appendix I, which is incorporated herein in its entirety.

ARTICLE VIII

                                                                      Fiscal Year

SECTION 1.     Fiscal Year.  The fiscal year of the Trust shall end on such date as the Trustees may, from time to time, determine.

ARTICLE IX

                                                                           Seal

SECTION 1.     Seal.  The Trustees may adopt a seal of the Trust which shall be in such form and shall have such inscription thereon as the Trustees may from time to time prescribe.

ARTICLE X

                                                               Inspection of Books

SECTION 1.     Inspection of Books by Shareholders.  The Trustees shall from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the Trust or any of them shall be open to the inspection of the shareholders; and no shareholder shall have any right to inspect any account or book or document of the Trust except as conferred by law or authorized by the Trustees or by resolution of the shareholders.

SECTION 2.     Inspection of Books by Trustees.  The results of all actions taken at a meeting of the Trustees, or by written consent of the Trustees, shall be recorded by the Secretary of the meeting appointed by the Board of Trustees.  Each Trustee shall be entitled to examine the Declaration of Trust and these By-Laws.  Subject to such policies and procedures as may be adopted by the Board of Trustees, a Trustee shall also be entitled to access the Trust’s other records and to receive such other information about the Trust as is reasonably necessary for the Trustee to perform his or her duties to the Trust and its shareholders and otherwise only to the extent required by applicable law.  Subject to such policies and procedures, a majority of Trustees shall determine in good faith whether any request for such access to records or such other information is reasonably necessary for the Trustees to perform such duties, and such determination shall be binding upon the requesting Trustee and all other parties.

ARTICLE XI

                                                 Principal Custodian and Sub‑custodians

SECTION 1.     Principal Custodian.  The following provisions shall apply to the employment of the principal Custodian pursuant to the Declaration of Trust:

            (A)  The Trust may employ the principal Custodian:

            (1)        To hold securities owned by the Trust and deliver the same upon written order or oral order, if confirmed in writing, or by such electro-mechanical or electronic devices as are agreed to by the Trust and such Custodian;

                        (2)        To receive and receipt for any moneys due to the Trust and deposit the same in its own banking department or, as the Trustees may direct, in any bank, trust company or banking institution approved by such Custodian, provided that all such deposits shall be subject only to the draft or order of such Custodian; and

                        (3)        To disburse such funds upon orders or vouchers.

            (B)       The Trust may also employ such Custodian as its agent:

                        (1)        To keep the books and accounts of the Trust and furnish clerical and accounting services; and

                        (2)        To compute the net asset value per share in the manner approved by the Trust.

            (C)       All of the foregoing services shall be performed upon such basis of compensation as may be agreed upon between the Trust and the principal Custodian.  If so directed by vote of the holders of a majority of the outstanding shares of Trust, the principal Custodian shall deliver and pay over all property of the Trust held by it as specified in such vote.

(D)       In case of the resignation, removal or inability to serve of any such Custodian, the Trustees shall promptly appoint another bank or trust company meeting the requirements of the Declaration of Trust as successor principal Custodian.  The agreement with the principal Custodian shall provide that the retiring principal Custodian shall, upon receipt of notice of such appointment, deliver the funds and property of the Trust in its possession to and only to such successor, and that pending appointment of a successor principal Custodian, or a vote of the shareholders to function without a principal Custodian, the principal Custodian shall not deliver funds and property of the Trust to the Trustees, but may deliver them to a bank or trust company doing business in Boston, Massachusetts, of its own selection, having an aggregate capital, surplus and undivided profits, as shown by its last published report, of not less than $2,000,000, as the property of the Trust to be held under terms similar to those on which they were held by the retiring principal Custodian.

SECTION 2.     Sub-Custodian.  The Trust may also authorize the principal Custodian to employ one or more sub‑custodians from time to time to perform such of the acts and services of the Custodian and upon such terms and conditions as may be agreed upon between the Custodian and sub‑custodian.

SECTION 3.     Securities Depositories, etc.  Subject to such rules, regulations and orders as the SEC may adopt, the Trust may authorize or direct the principal Custodian or any sub‑custodian to deposit all or any part of the securities in or with one or more depositories or clearing agencies or systems for the central handling of securities or other book‑entry systems approved by the Trust, or in or with such other persons or systems as may be permitted by the SEC, or otherwise in accordance with the Act, pursuant to which all securities of any particular class or series of any issuer deposited within the system are treated as fungible and may be transferred or pledged by bookkeeping entry without physical delivery of such securities, provided that all such deposits shall be subject to withdrawal only upon the order of the Trust or the principal Custodian or the sub‑custodian.  The Trust may also authorize the deposit in or with one or more eligible foreign custodians (or in or with one or more foreign depositories, clearing agencies or systems for the central handling of securities) of all or part of the Trust’s foreign assets, securities, cash and cash equivalents in amounts reasonably necessary to effect the Trust’s foreign investment transactions, in accordance with such rules, regulations and orders as the SEC may adopt.

                                                                   ARTICLE XII

                                              Limitation of Liability and Indemnification

SECTION 1.     Limitation of Liability.  Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees shall not be responsible for or liable in any event for neglect or wrongdoing of them or any officer, agent, employee or investment adviser of the Trust, but nothing contained in the Declaration of Trust or herein shall protect any Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

SECTION 2.     Indemnification of Trustees and Officers.  Subject to the exceptions and limitations contained in this section, every person who is, or has been, a Trustee or officer of the Trust or, at the Trust’s request, serves, or has served, as a  director, trustee or officer of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by applicable law, as in effect from time to time (“Applicable Law”), against any and all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or settlement, or as fines and penalties, and counsel fees, incurred by or for such Covered Person in connection with the preparation for, defense or disposition of, any claim,  demand, action, suit, investigation, inquiry or proceeding of any and every kind, whether actual or threatened (collectively, a “Claim”), in which such Covered Person becomes involved as a party or otherwise by virtue of being or having been a Covered Person.

            No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by Applicable Law.  In no event shall the Trust be obligated to indemnify a Covered Person against liabilities to the Trust or any shareholder to which such Covered Person would otherwise be subject by reason of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (collectively, “Disabling Conduct”).

            The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of such Covered Person.

            To the maximum extent permitted by Applicable Law, the Trust shall make advances for the payment of expenses reasonably incurred by or for a Covered Person in connection with any Claim for which the Covered Person is entitled to indemnification by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that such Covered Person is not entitled to indemnification by the Trust.

            The obligation of the Trust to indemnify a Covered Person and/or make advances for the payment of expenses incurred by or for such Covered Person under this section may be made subject to conditions and procedures as the Trustees determine are necessary or appropriate to protect the Trust from the risk that a Covered Person will ultimately be determined to be not entitled to indemnification hereunder.  Except as otherwise provided in such conditions and procedures, the Covered Person shall be entitled to the benefit of a rebuttable presumption that the Covered Person has not engaged in Disabling Conduct and that the Covered Person is entitled to indemnification hereunder.

            Nothing contained in this section shall affect any rights to indemnification to which any Covered Person or other person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other person. Without limiting the foregoing, the Trust may, in connection with the acquisition of assets subject to liabilities or a merger or consolidation, assume the obligation to indemnify any person including a Covered Person or otherwise contract to provide such indemnification, and such indemnification shall not be subject to the terms of this section.

SECTION 3.     Indemnification of Shareholders.  In case any shareholder or former shareholder shall be held to be personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability.  The Trust shall, upon request by the shareholder, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.  A holder of shares of a series shall be entitled to indemnification hereunder only out of assets allocated to that series.

                                                                   ARTICLE XIII

Litigation, Limitation of Liability, Applicable Law and Conflicts of Law

SECTION 1.     Litigation.  To the maximum extent permitted by law, any exercise of power described in Section 2.17 of the Declaration of Trust shall be final, and binding on all persons (including shareholders of the Trust).

SECTION 2.     Derivative Actions.

            (A)  The purpose of this Article XIII, Section 2 is to protect the interests of the Trust and the shareholders of the Trust by establishing a process that will permit legitimate inquiries and claims to be made and considered while avoiding the time, expense, distraction and other harm that can be caused to the Trust and shareholders as a result of spurious shareholder demands and derivative actions.  In addition to any requirements applicable to shareholders of a Massachusetts business corporation that are not inconsistent with the terms of this Declaration of Trust, a shareholder or shareholders may bring a derivative action on behalf of the Trust only in accordance with the terms of this Article XIII, Section 2.

            (B)  Except to the extent explicitly permitted under the federal securities laws, no shareholder or group of shareholders shall have the right to bring or maintain any court action, proceeding or claim on behalf of the Trust or any series or class of shares of the Trust without first making demand on the Trustees requesting the Trustees to bring or maintain such action, proceeding or claim.  Such demand shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees, unless the  demanding shareholder(s) make a specific showing that irreparable nonmonetary injury to the Trust or series or class of shares of the Trust that the shareholder(s) could not reasonably have prevented would otherwise result.  Such demand shall be mailed to the Secretary of the Trust at the Trust’s principal office and shall set forth with particularity the nature of the proposed court action, proceeding or claim and the essential facts relied upon by the shareholder(s) to support the allegations made in the demand.  Within 90 days of receipt of any such demand, the Trustees shall consider the merits of the claim and determine whether commencing or maintaining a suit would be in the best interests of the Trust or the affected series or class, as applicable.  If, during this 90-day period, the Trustees conclude that a determination as to the maintenance of a suit cannot reasonably be made within the 90-day period, the Trustees may extend the 90-day period by a period of time that the Trustees consider will be sufficient to permit them to make such a determination, not to exceed 60 calendar days from the end of the initial 90-day period.  In their sole discretion, the Trustees may submit the question of whether to proceed with the claim to a vote of shareholders of the Trust or a series or class of shares, as appropriate.  To the maximum extent permitted by law, any decision by the Trustees to bring, maintain or settle (or not to bring, maintain or settle) such court action, proceeding or claim, or to submit the matter to a vote of shareholders, shall be final and binding upon the shareholders.

            (C)  Any Trustee acting in connection with any demand or any proceeding relating to a claim on behalf of or for the benefit of the Trust or any series or class thereof who is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act shall be deemed to be independent and disinterested with respect to any actions taken in connection with any such demand, proceeding, or claim.  Without limiting the foregoing, a Trustee otherwise independent for purposes of considering the demand shall not be considered not to be independent and disinterested by virtue of (i) the fact that such Trustee receives remuneration for his service as a Trustee of the Trust or as a trustee or director of one or more investment companies with the same or an affiliated investment adviser or underwriter, (ii) the amount of such remuneration, (iii) the fact that such Trustee was identified in the demand as a potential defendant or witness or was named as a defendant in any derivative action, or (iv) the fact that the Trustee approved or participated in the act being challenged in the demand if the act resulted in no material personal benefit to the Trustee or, if the Trustee is also a shareholder, no material personal benefit that is not shared pro rata with other shareholders of the series or class of which the Trustee is a shareholder.

            (D)  For purposes of this Article XIII, Section 2, the Trustees may designate a committee to consider a demand by shareholders.  Such committee (or the Trustees in the absence of a committee) shall be entitled to retain counsel or other advisers in considering the merits of the demand.

SECTION 3.     Exclusive Right of Action.  To the maximum extent permitted by law, each shareholder of the Trust acknowledges and agrees that any alleged injury to the Trust’s property, any diminution in the value of the shareholder’s shares, or any other claim arising out of or relating to an allegation regarding the actions, inaction, or omissions of or by the Trustees, the Trust’s officers or the investment adviser of the Trust is a legal claim belonging only to the Trust and not to the shareholders individually. Accordingly, all shareholders shall be bound to bring any and all such claims pursuant only to the provisions of Article XIII, Section 2.  The shareholders acknowledge that, for these purposes, the Trust is deemed to be a separate and distinct legal entity.

SECTION 4.     Direct Claims.  No group of shareholders shall have the right to bring or maintain a direct action or claim for monetary damages against the Trust or the Trustees predicated upon an express or implied right of action under the Declaration of Trust or the 1940 Act, nor shall any single shareholder, who is similarly situated to one or more other shareholders with respect to the alleged injury, have the right to bring such an action, unless such group of shareholders or shareholder has obtained authorization from the Trustees to bring the action.  The requirement of authorization shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees.  A request for authorization shall be mailed to the Secretary of the Trust at the Trust’s principal office and shall set forth with particularity the nature of the proposed court action, proceeding or claim and the essential facts relied upon by the group of shareholders or shareholder to support the allegations made in the request.  The Trustees shall consider such request within 90 days of its receipt by the Trust.  In their sole discretion, the Trustees may submit the matter to a vote of shareholders of the Trust or series or class of shares, as appropriate.  Any decision by the Trustees to settle or to authorize (or not to settle or to authorize) such court action, proceeding or claim, or to submit the matter to a vote of shareholders, shall be made in their business judgment and shall be binding on all shareholders.

SECTION 5.     No Implied Duties or Liabilities.  Except to the extent required by applicable law or expressly stated herein, nothing in the Declaration of Trust or these By-Laws shall be deemed to create any fiduciary duty or other legal obligation (a) on the part of the Trustees or Trust officers to the Trust, the shareholders or any other Person; or (b) on the part of the Trust to any person.

SECTION 6.     Applicable Law.  The Trust is governed by and construed and administered according to the laws of the Commonwealth of Massachusetts.  The Trust is of the type commonly called a Massachusetts business trust, and without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a trust.  Any suit, action or proceeding brought by or in the right of any shareholder of the Trust or any person claiming any interest in any shares of the Trust seeking to enforce any provision of, or based on any matter arising out of, related to, or in connection with, the Declaration of Trust or the Trust, any series or class or any shares of the Trust, including without limitation any claim (whether direct, derivative or otherwise) of any nature against or on behalf of the Trust, any series or class, the Trustees or officers of the Trust or the investment adviser of the Trust, shall be brought exclusively in the United States District Court for the District of Massachusetts, or to the extent such court does not have jurisdiction than such actions and/or claims, shall be brought in the Superior Court of Suffolk County for the Commonwealth of Massachusetts.  If a shareholder or group of shareholders bring a claim in a jurisdiction other than as specified above, and venue for such claim is subsequently changed through legal process to the United States District Court for the District of Massachusetts or the Superior Court of Suffolk County for the Commonwealth of Massachusetts, such shareholder(s) shall reimburse all expenses incurred by the Trust or any other person in effecting such change of venue.

SECTION 7.     Provisions in Conflict with Law or Regulations.

            (A) The provisions of the Declaration of Trust and By-Laws are severable, and if the Trustees shall determine, with the advice of legal counsel, that any of such provisions is in conflict with the 1940 Act, the Internal Revenue code of 1986 or with other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the Declaration of Trust or By-Laws, as applicable; provided, however, that such determination shall not affect any of the remaining provisions of the Declaration of Trust or By-Laws or render invalid or improper any action taken or omitted prior to such determination.

            (B)  If any provision of the Declaration of Trust or By-Laws shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall not in any manner affect such provisions in any other jurisdiction or any other provision of the Declaration of Trust or By-Laws in any jurisdiction.

ARTICLE XIV

Report to Shareholders

SECTION 1.     Reports to Shareholders.  The Trustees shall at least semi-annually transmit by written, electronic, computerized or other alternative means to the shareholders a written report of the financial statements of the Trust, which shall at least annually be certified by independent public accountants.

ARTICLE XV

Amendments

SECTION 1.     Amendments.  These By-Laws may be amended at any meeting of the Trustees by a vote of a majority of the Trustees then in office; provided, however, that any provision of Article XII may be amended only by a two-thirds vote of such Trustees.

Dated: March 23, 2020

APPENDIX I

ARTICLE I

STATEMENT CREATING MULTIPLE SERIES OF VARIABLE RATE TERM PREFERRED SHARES; DESIGNATION OF SERIES C-1 VRTP SHARES, SERIES L-1 VRTP SHARES AND SERIES L-2 VRTP SHARES

Series C-1: A series of up to 320 preferred shares, par value $0.01 per share, liquidation preference $100,000 per share, is hereby authorized and designated as the “Series C-1 Variable Rate Term Preferred Shares” and also referred to herein as the “Series C-1 VRTP Shares” (and such series and any other series of Variable Rate Term Preferred Shares authorized and designated herein or hereafter authorized and designated being referred to herein as a “Series,” a “Series of VRTP Shares” or “VRTP Shares of a Series,” and shares of all such Series being referred to herein, individually, as a “VRTP Share” and, collectively, as the “VRTP Shares”). Shares of Series C-1 VRTP Shares shall be issued on one or more dates determined by the Board of Trustees of the Trust or pursuant to their delegated authority and have such other preferences, voting powers, limitations as to dividends, qualifications and terms and conditions of issuance, cancellation and redemption and such other terms, in addition to those required by applicable law or as set forth in the Declaration of Trust, as set forth in this Amendment, including Appendix A hereto. The Series C-1 VRTP Shares shall constitute a separate series of preferred shares of the Trust and each share of Series C-1 VRTP Shares shall be identical. Any reference to a “Series of VRTP Shares” herein shall be deemed to include a reference to the Series C-1 VRTP Shares and any reference to the Series C-1 VRTP Shares or other terms designated above specifically with respect to the Series C-1 VRTP Shares shall be deemed to apply only to such Series of VRTP Shares and not to any other Series of VRTP Shares. Except as otherwise provided with respect to any additional Series of VRTP Shares, the terms and conditions of this Amendment apply to each Series of VRTP Shares.

Series L-1: A series of up to 320 preferred shares, par value $0.01 per share, liquidation preference $100,000 per share, is hereby authorized and designated as the “Series L-1 Variable Rate Term Preferred Shares” and also referred to herein as the “Series L-1 VRTP Shares.” Shares of Series L-1 VRTP Shares shall be issued on one or more dates determined by the Board of Trustees of the Trust or pursuant to their delegated authority and have such preferences, voting powers, limitations as to dividends, qualifications and terms and conditions of issuance, cancellation and redemption and such other terms, in addition to those required by applicable law or as set forth in the Declaration of Trust, as set forth in this Amendment, including Appendix B hereto. The Series L-1 VRTP Shares shall constitute a separate series of preferred shares of the Trust and each share of Series L-1 VRTP Shares shall be identical. Any reference to a “Series of VRTP Shares” herein shall be deemed to include a reference to the Series L-1 VRTP Shares and any reference to the Series L-1 VRTP Shares or other terms designated above specifically with respect to the Series L-1 VRTP Shares shall be deemed to apply only to such Series of VRTP Shares and not to any other Series of VRTP Shares. Except as otherwise provided with respect to any additional Series of VRTP Shares, the terms and conditions of this Amendment apply to each Series of VRTP Shares.

Series L-2: A series of up to 320 preferred shares, par value $0.01 per share, liquidation preference $100,000 per share, is hereby authorized and designated as the “Series L-2 Variable Rate Term Preferred Shares” and also referred to herein as the “Series L-2 VRTP Shares.”

Shares of Series L-2 VRTP Shares shall be issued on one or more dates determined by the Board of Trustees of the Trust or pursuant to their delegated authority and have such preferences, voting powers, limitations as to dividends, qualifications and terms and conditions of issuance, cancellation and redemption and such other terms, in addition to those required by applicable law or as set forth in the Declaration of Trust, as set forth in this Amendment, including Appendix C hereto. The Series L-2 VRTP Shares shall constitute a separate series of preferred shares of the Trust and each share of Series L-2 VRTP Shares shall be identical. Any reference to a “Series of VRTP Shares” herein shall be deemed to include a reference to the Series L-2 VRTP Shares and any reference to the Series L-2 VRTP Shares or other terms designated above specifically with respect to the Series L-2 VRTP Shares shall be deemed to apply only to such Series of VRTP Shares and not to any other Series of VRTP Shares. Except as otherwise provided with respect to any additional Series of VRTP Shares, the terms and conditions of this Amendment apply to each Series of VRTP Shares.

The number of VRTP Shares which the Board of Trustees has initially authorized for issuance is up to 320 and the aggregate number of VRTP Shares outstanding at any time shall not exceed 320.

DEFINITIONS

Unless the context or use indicates another or different meaning or intent and except with respect to any Series as specifically provided in the Appendix applicable to such Series, each of the following terms when used in this Amendment shall have the meaning ascribed to it below, whether such term is used in the singular or plural and regardless of tense:

“1940 Act” means the Investment Company Act of 1940, as amended, or any successor statute.

“1940 Act Asset Coverage” means “asset coverage,” as defined in Section 18(h) of the

1940 Act, of at least 200% with respect to all outstanding senior securities of the Trust which are shares of stock for purposes of the 1940 Act, including all outstanding VRTP Shares (or such other asset coverage as may in the future be specified in or under the 1940 Act or by rule, regulation or order of the SEC as the minimum asset coverage for senior securities which are shares of stock of a closed-end investment company as a condition of declaring dividends on its common stock).

“Adviser” means Eaton Vance Management, a direct subsidiary of Eaton Vance Corp., together with its permitted successors and assigns.

“Affected Person” shall have the meaning set forth in Appendix B or Appendix C, as applicable.

“Amendment” means this Amendment No. 1 to the By-Laws, as it may be amended from time to time in accordance with its terms.

“Appendix” means each Appendix attached hereto from time to time relating to a particular Series of VRTP Shares.

“Applicable Spread” means, with respect to any Dividend Period for any Series of VRTP Shares, the percentage per annum set forth in the table directly below opposite the lowest applicable credit rating assigned to such Series by any Rating Agency on the Rate Determination Date for such Dividend Period.

Long–Term Ratings*
Moody’s	S&P	Applicable Spread**
Aaa to A1	AAA to A+	1.85%
A2	A	2.35%
A3	A-	2.60%
Baa1 to Baa3	BBB+ to BBB-	3.60%
Below Investment Grade	Below Investment Grade	5.60%

*And/or the equivalent long-term rating of any Other Rating Agency then rating the relevant Series of VRTP Shares, in all cases utilizing the lowest of the ratings of the Rating Agency or Rating Agencies then rating such Series.

**On any day on which an Increased Rate Event is continuing, the Dividend Rate shall equal the Increased Rate.

“Approved Pricing Service” means any of the following pricing services: Bloomberg, Bridge Information Services, Data Resources Inc., Interactive Data Services, International Securities Market Association, Merrill Lynch Securities Pricing Service, Muller Data Corp., Thomson Reuters Pricing Service, Telerate, Markit Partners or Pricing Direct.

“Asset Coverage” means “asset coverage,” as defined for purposes of Section 18(h) of the 1940 Act as in effect on the date hereof, with respect to all outstanding senior securities of the Trust which are shares of stock for purposes of the 1940 Act, including all Outstanding VRTP Shares, determined on the basis of values calculated as of a time within 48 hours (only including Business Days) next preceding the time of such determination.

“Asset Coverage Cure Date” means, with respect to the failure by the Trust to maintain Asset Coverage of at least 225% as of the close of business on a Business Day (as required by Section 2.4(a)), the close of business on the date that is five (5) Business Days following such Business Day.

“Barclays” means Barclays Bank PLC.

“Below Investment Grade” means, with respect to any Series of VRTP Shares and as of any date, the following ratings with respect to each Rating Agency (to the extent it is a Rating Agency on such date):

(i)                                     lower than “BBB-” in the case of S&P and lower than “Baa3” in the case of Moody’s; and

(ii)                                 lower than the long-term rating equivalent to the credit ratings set forth in clause (i), in the case of any Other Rating Agency.

“Board of Trustees” means the Board of Trustees of the Trust or any duly authorized committee thereof as permitted by applicable law.

“Bond Asset” means any asset that is a direct interest in a corporate bond obligation. “Business Day” means any day on which (i) banks are not authorized or required to close in New York, New York and the NYSE is not authorized or required to close and (ii) if this definition of “Business Day” is utilized in connection with the determination of LIBOR, dealings are carried out in the London interbank market.

“By-Laws” means the By-Laws of the Trust, as amended from time to time. “Code” means the Internal Revenue Code of 1986, as amended.

“Common Shares” means the common shares of the Trust that do not have priority over any other class or series of shares as to distributions of assets or payments of dividends.

“Compliance Date” shall have the meaning set forth in Section 2.10(b). “Conditional Acceptance” shall have the meaning set forth in Section 2.5(a).

“Credit Facility” means the Revolving Credit and Security Agreement dated as of August 18, 2017 between the Trust and State Street Bank and Trust Company, as amended, modified or supplemented from time to time.

“Custodian” means a bank, as defined in Section 2(a)(5) of the 1940 Act, that has the qualifications prescribed in paragraph 1 of Section 26(a) of the 1940 Act, or such other entity as shall be providing custodian services to the Trust as permitted by the 1940 Act or any rule, regulation, or order thereunder, and shall include, as appropriate, any similarly qualified sub- custodian duly appointed by the Custodian.

“Custodian Agreement” means, with respect to any Series, the Custodian Agreement, by and between the Custodian and the Trust with respect to such Series.

“Declaration of Trust” shall have the meaning set forth in the Recitals of this Amendment.

“Deposit Securities” means, as of any date, any United States dollar-denominated security or other investment of a type described below that either (i) is a demand obligation payable to the holder thereof on any Business Day, or (ii) has a maturity date, mandatory redemption date or mandatory payment date, on its face or at the option of the holder, preceding the relevant Dividend Payment Date, Redemption Date or other payment date in respect of which such security or other investment has been deposited or set aside as a Deposit Security:

(1)               cash or any cash equivalent;

(2)               any U.S. Government Obligation;

(3)               any investment in any money market fund registered under the 1940 Act that qualifies under Rule 2a-7 under the 1940 Act, or similar investment vehicle described in Rule 12d1-1(b)(2) under the 1940 Act, that invests principally in U.S. Government Obligations; or

(4)               any letter of credit from a bank or other financial institution that has a credit rating from at least one NRSRO that is the highest applicable rating generally ascribed by such NRSRO to bank deposits or short-term debt of banks or other financial institutions as of the date of this Amendment (or such rating’s future equivalent).

“Derivative Contract” means any financial futures contract, option, forward contract, warrant, swap, swaption, collar, floor, cap and other agreement, instrument and derivative and other transactions of a similar nature (whether currency linked, index linked, insurance risk linked, credit risk linked or otherwise).

“Derivative Termination Value” means, in respect of any one or more Derivative Contracts, after taking into account the effect of any legally enforceable netting agreement relating to such Derivative Contracts, (a) for any date on or after the date such Derivative Contracts have been closed out and termination value(s) determined in accordance therewith, such termination value(s) and (b) for any date prior to the date referenced in clause (a), the amount(s) determined as the mark-to-market value(s) for such Derivative Contracts, as determined based upon one or more mid-market or other readily available quotations provided  by any recognized dealer in such Derivative Contracts.

“Dividend Failure” shall have the meaning set forth in Section 2.2(e)(A).

“Dividend Payment Date” means, with respect to any Series, the Dividend Payment Date for such Series in the Appendix hereto relating to such Series.

“Dividend Payment Failure Event” means a Dividend Failure that has not ended as contemplated by Section 2.2(e)(ii) on or prior to the third (3rd) Business Day following the related Dividend Payment Date.

“Dividend Period” means, with respect to any Series, the Dividend Period for such Series set forth in the Appendix hereto relating to such Series.

“Dividend Rate” means, with respect to any Series of VRTP Shares Outstanding on any day during a Dividend Period, the Index Rate in effect for such Series on such day plus the Applicable Spread for the related Dividend Period; provided, however, that with respect to any day on which the Increased Rate applies, the Dividend Rate for such Series shall be the Increased Rate for such day; and provided further that the Dividend Rate for any day shall in no event exceed the Maximum Rate.

“Effective Leverage Ratio” shall have the meaning set forth in Section 2.4(d).

“Effective Leverage Ratio Cure Date” shall have the meaning set forth in Section 2.5(b)(ii)(A).

“Electronic Means” means email transmission, facsimile transmission or similar electronic transmission (but excluding online communications systems covered by a separate agreement) acceptable to the sending party and the receiving party, in any case if operative as between such parties.

“Exchange Act” means the Securities Exchange Act of 1934, as amended.

“Force Majeure Event” means a force majeure event beyond the reasonable control of the Fund including, without limitation, earthquakes, flood, terrorism, wars and other military disturbances, sabotage, epidemics, riots, interruptions, loss or malfunctions of third-party utilities or communication services, acts of civil or military authority and governmental action.

“Foreign Asset” means any asset issued, guaranteed or owing by any Obligor organized under the laws of any OECD Country (other than the United States of America) or any Special OECD Country and which is denominated and payable in United States dollars, Canadian dollars, Euros, Sterling, Swiss Francs or Australian dollars.

“Holder” means, with respect to the VRTP Shares of any Series or any other security issued by the Trust, the Person in whose name such security is registered in the registration books of the Trust, including but not limited to the Purchaser.

“Increased Rate” means, with respect to any Series and any day of any Dividend Period to which the Increased Rate applies, the Index Rate for such day plus an Applicable Spread of 6.25%.

“Increased Rate Event” means any of the events under Section 2.2(e)(i) or (iii) that causes the Dividend Rates to be adjusted to the Increased Rate.

“Index Rate” means, with respect to any Series, the rate specified as the Index Rate for such Series in the Appendix hereto relating to such Series.

“Industry Class” means any industry class set forth on Schedule I hereto, as the same may be amended, restated, supplemented or otherwise modified from time to time in accordance with the prior written consent of the Majority Holders.

“Initial Purchase Agreement” shall have the meaning set forth in the definition of Purchase Agreement.

“Insolvency Event” means the Trust, the Adviser or Eaton Vance Corp. shall generally not pay its debts as such debts become due, or shall admit in writing its inability to pay its debts generally, or shall make a general assignment for the benefit of creditors; or any proceeding shall be instituted by or against the Trust, the Adviser or Eaton Vance Corp. seeking to adjudicate it a bankrupt or insolvent, or seeking liquidation, winding up, reorganization, arrangement, adjustment, protection, relief, or composition of it or its debts under any law relating to bankruptcy, insolvency or reorganization or relief of debtors, or seeking the entry of an order for relief or the appointment of a receiver, trustee, custodian or other similar official for it or for any substantial part of its property and, in the case of any such proceeding instituted against it (but not instituted by it), either such proceeding shall remain undismissed or unstayed for a period of forty (40) days, or any of the actions sought in such proceeding (including an order for relief against, or the appointment of a receiver, trustee, custodian or other similar official for, it or for any substantial part of its property) shall occur; or the Trust, the Adviser, Eaton Vance Corp. or the Custodian shall take any action to authorize any of the actions set forth above in this subsection.

“Investment Management Agreement” means the Investment Advisory and Administration Agreement, dated as of April 21, 2017, between the Trust and the Adviser, as the same may be amended, supplemented, waived or modified.

“Investment Policies and Restrictions” means the policies of the Trust with respect to investments, distributions, investment restrictions, tender offers, repurchases and leverage as of the date hereof and as such policies and restrictions may be amended, revised or supplemented from time to time by the Board of Trustees of the Trust (as reflected in shareholder reports distributed by the Trust).

“Issuance Date” means, with respect to any Series of VRTP Shares, the Issuance Date for the outstanding VRTP Shares of such Series as specified in the Appendix hereto relating to such Series.

“Legally Available Funds” means, as of any determination date, the aggregate gross asset value of the Trust as of such date, minus the sum as of such date of (i) the liabilities of the Trust, and (ii) the aggregate par value of the shares issued by the Trust and outstanding.

“Liquidation Fee” means, with respect to the Series L VRTP Shares, the compensation, if any, payable by the Trust to any Affected Person following an optional redemption of any VRTP Shares of such Series as specified in Appendix B or Appendix C, as applicable.

“Liquidation Preference” means, with respect to any Series, the amount specified as the liquidation preference per share for that Series in the Appendix hereto relating to such Series.

“Liquidity Account Initial Date” means, with respect to any Series, the date designated as the Liquidity Account Initial Date in the Appendix hereto relating to such Series.

“Liquidity Account Investment” means (i) any Deposit Security, (ii) any Loan Asset owned by the Trust that has a loan facility credit rating of “B” or better from S&P or “B2” or better from Moody’s and is not assigned a loan facility credit rating lower than “B” from S&P or “B2” from Moody’s, or (iii) any Bond Asset owned by the Trust that has a long-term credit rating of “B” or better from S&P or “B2” or better from Moody’s and is not assigned a long-term credit rating lower than “B” from S&P or “B2” from Moody’s.

“Liquidity Requirement” shall have the meaning set forth in Section 2.11(b).

“Loan Asset” means a direct or participation or sub-participation interest in or assignment or novation of a loan or other extension of credit.

“Loan Documents” means, with respect to any Loan Asset, each loan agreement, promissory note, collateral security agreement, participation certificate, guarantee and any other agreement or document evidencing, securing, governing or executed in connection with such Loan Asset including, without limitation, the agreements and instruments in respect of which the Trust acquired such Loan Asset.

“Majority Holders” means, at any time, the Holder(s) of more than 50% of the aggregate Liquidation Preference of the outstanding VRTP Shares at such time.

“Mandatory Redemption Event” means any of the events under Section 2.5(b) or (c) that requires the Trust to redeem any VRTP Shares.

“Mandatory Redemption Price” shall have the meaning set forth in Section 2.5(b)(i)(A). “Market Value” means, as of any day of determination (a) in respect of cash, the amount of such cash, (b) in respect of any Loan Asset, the lower of (i) the value of such Loan Asset provided by Thomson Reuters Pricing Service or another Approved Pricing Service, and (ii) the Value of such Loan Asset determined by the Trust based upon the Matrix Price of such Loan Asset or such other Value as determined by the Trust in a manner which is in accordance with the Investment Policies and Restrictions of the Trust and in accordance with applicable law, including without limitation the rules, regulations and interpretations of the SEC under the 1940 Act, and (c) in respect of any other asset, the lower of (i) the value of such asset provided by an Approved Pricing Service, and (ii) the Value of such asset computed in the manner as such  Value is required to be computed by the Trust in accordance with the Investment Policies and Restrictions of the Trust and in accordance with applicable law, including without limitation the rules, regulations and interpretations of the SEC under the 1940 Act; provided, that the Market Value of any asset shall be net of the Trust’s liabilities relating thereto, including without limitation all of the Trust’s obligations to pay any unpaid portion of the purchase price therefor; provided, further, that the Market Value of any Liquidity Account Investment or Deposit Security shall be zero if the Value of such asset is not determined as expressly set forth above.

“Matrix Price” means, with respect to any Loan Asset, the matrix price derived from an Approved Pricing Service in a manner approved by the Board of Trustees of the Trust and in accordance with the Investment Policies and Restrictions of the Trust and in accordance with applicable law, including without limitation the rules, regulations and interpretations of the SEC under the 1940 Act.

“Maximum Rate” means 15.00% per annum.

“Moody’s” means Moody’s Investors Service, Inc. and any successor or successors thereto.

“NAV” means, with respect to the Trust, the net asset value per common share of the Trust computed in the manner such net asset value is required to be computed in accordance with the 1940 Act and as described in its Investment Policies and Restrictions.

“Notice of Redemption” shall have the meaning set forth in Section 2.5(e)(i).

“NRSRO” means each of Moody’s and S&P so long as such Person is a nationally recognized statistical rating organization within the meaning of Section 3(a)(62) of the Exchange Act.

“NYSE” means NYSE Euronext, Inc., a Delaware corporation, and its successors.

“Obligor” means, (i) with respect to any Loan Asset, the Person or Persons primarily obligated under the related Loan Documents to repay the loan or extension of credit which is the subject of the Loan Asset, and (ii) with respect to any other asset, the Person or  Persons primarily obligated to make payments under the transaction documents and other instruments evidencing the related asset.

“OECD Country” means any country which is a member of the Organization for Economic Cooperation and Development and which has a sovereign credit rating for “foreign currency” of at least “AA-” and “Aa3” from S&P and Moody’s, respectively.

“Optional Redemption Date” shall have the meaning set forth in Section 2.5(d)(i). “Optional Redemption Price” shall have the meaning set forth in Section 2.5(d)(i).

“Other Rating Agency” means, at any time, each Rating Agency, if any, other than Moody’s then providing a rating for the VRTP Shares pursuant to the request of the Trust.

“Outstanding” means, as of any date with respect to VRTP Shares of any Series, the number of VRTP Shares of such Series theretofore issued by the Trust except (without duplication):

(a)    any VRTP Shares of such Series theretofore cancelled (including deemed cancelled pursuant to the provisions of any Appendix hereto) or redeemed or delivered to the Trust for cancellation or redemption in accordance with the terms hereof;

(b)    any VRTP Shares of such Series as to which the Trust shall be the Holder;

and

(c)    any VRTP Shares of such Series represented by any security certificate in lieu of which any new security certificate has been executed and delivered by the Trust.

“Overconcentration Amount” means, as of any date of determination of the Effective Leverage Ratio for the Trust, an amount equal to the sum of: (i) the Market Value of the Trust’s total assets that are obligations of any single Obligor (together with all affiliates of such Obligor), other than securities issued by the U.S. government or backed by U.S. government agencies, in excess of 5% of the Market Value of the Trust’s total assets; (ii) the Market Value of the Trust’s total assets constituting obligations in any single Industry Class in excess of 25% of the Market Value of the Trust’s total assets; (iii) the Market Value of the Trust’s total assets constituting Foreign Assets in excess of 20% of the Market Value of the Trust’s total assets; (iv) the Market Value of the Trust’s total assets constituting Foreign Assets which relate to Obligors from any single OECD Country (other than the United States of America) in excess of 15% of the Market Value of the Trust’s total assets; (v) the Market Value of the Trust’s total assets which constitute Foreign Assets relating to Obligors in Special OECD Countries in excess of 5% of the Market Value of the Trust’s total assets; (vi) the Market Value of the Trust’s total assets that are obligations of Obligors organized under the laws of any country that is not an OECD Country or a Special OECD Country in excess of 5% of the Market Value of the Trust’s total assets; (vii) the difference, if positive, between 80% of the Market Value of the Trust’s total assets and the Market Value of the Trust’s total assets  constituting senior floating-rate loans, cash and cash equivalents; (viii) the Market Value of the Trust’s total assets constituting securities with no rating or that are rated “CCC+”/“Caa1” or below in excess of 20% of the Market Value of the Trust’s total assets; (ix) the Market Value of the Trust’s total assets constituting total return swaps, credit default swaps (including credit default swaps on high yield bonds or high yield bond indices) and other derivative transactions used other than for hedging purposes, as measured by the total notional amount of such instruments, in excess of 20% of the Market Value of the Trust’s total assets; and (x) the Market Value of the Trust’s total assets the value of which are determined using any internal pricing methodology in excess of 5% of the Market Value of the Trust’s total assets.

“Person” means and includes natural persons, corporations, partnerships, limited partnerships, statutory trusts and foreign statutory trusts, trusts, limited liability companies, associations, joint ventures, estates, and any other individual or entity, whether or not a legal entity, in its own or any representative capacity, and governments and agencies and political subdivisions thereof, in each case whether domestic or foreign.

“Preferred Shares” means shares issued by the Trust, including the VRTP Shares of each Series, that have priority over the Common Shares or any other class of shares as to distribution of assets or payments of dividends.

“Pro Rata Allocation” has the meaning set forth in Section 2.5(b)(i)(A).

“Purchase Agreement” means (i) with respect to the Series C-1 VRTP Shares, the VRTP Purchase Agreement, dated as of September 6, 2017, among the Trust and the Purchaser (the “Initial Purchase Agreement”) and (ii) with respect to any subsequent Series of VRTP Shares, the purchase agreement or other similar agreement for the VRTP Shares of such Series (if any) specified in the Appendix hereto relating to such Series.

“Purchaser” means Barclays.

“Rate Determination Date” means, with respect to any Dividend Period, the date that is two (2) Business Days before the first day of such Dividend Period.

“Rating Agencies” means, as of any date and in respect of a Series of VRTP Shares,

(i) Moody’s, and (ii) any other NRSRO designated as a Rating Agency on such date in accordance with Section 2.7, in each case above, only if it maintains a current credit rating for the VRTP Shares of such Series on such date and the Board of Trustees has not terminated its designation as a Rating Agency in accordance with Section 2.7. Moody’s has initially been designated as the Rating Agency for purposes of the VRTP Shares. In the event that at any time any Rating Agency (i) ceases to be a Rating Agency for purposes of any Series of VRTP Shares and such Rating Agency has been replaced by another Rating Agency in accordance with Section

2.7, any references to any credit rating of such replaced Rating Agency in this Amendment or any Appendix shall be deleted for purposes hereof as provided below and shall be deemed instead to be references to the equivalent credit rating of the Rating Agency that has replaced such Rating Agency or (ii) designates a new rating definition for any credit rating of such Rating Agency with a corresponding replacement rating definition for such credit rating of such Rating Agency, any references to such replaced rating definition of such Rating Agency contained in this Amendment or any Appendix shall instead be deemed to be references to such corresponding replacement rating definition. In the event that at any time the designation of any NRSRO as a Rating Agency for purposes of any Series of VRTP Shares is terminated in accordance with Section 2.7, any credit rating of such terminated Rating Agency, to the extent it would have been taken into account in any of the provisions of this Amendment or the Appendix hereto relating to such Series, shall be disregarded, and only the credit ratings of the then- designated Rating Agencies for such Series shall thereafter be taken into account for purposes of this Amendment and such Appendix, provided that, for purposes of determining the Applicable Spread applicable to a Dividend Period, any designation of a Rating Agency after the Rate Determination Date for such Dividend Period will take effect on or as of the next succeeding Rate Determination Date.

“Rating Agency Guidelines” means the guidelines of any Rating Agency, compliance with which is required to cause such Rating Agency to continue to issue a rating with respect to a Series of VRTP Shares for so long as such Series is Outstanding.

“Redemption Date” shall have the meaning set forth in Section 2.5(e)(i). “Redemption Failure” shall have the meaning set forth in Section 2.2(e)(i)(B).

“Redemption Price” shall mean the Term Redemption Price, the Mandatory Redemption Price or the Optional Redemption Price, as applicable.

“Registration Rights Failure” means any (i) failure by the Trust to file a Registration Statement with the SEC relating to such of the Registrable Securities (as defined in the Registration Rights Agreement, but excluding any that are properly excluded pursuant to Section 3.3(c) or (d) of the Registration Rights Agreement) which the Trust has been properly requested to register under Section 3.1 of the Registration Rights Agreement within thirty (30) calendar days (or, if the thirtieth calendar day shall not be a Business Day, the next succeeding Business Day) of the later of (a) the date on which the holders of such Registrable Securities are required to give written notice to the Trust of their intent to register such Registrable Securities pursuant to Section 3.1 of the Registration Rights Agreement, and (b) if properly exercised by the Trust, the end of any deferral period specified in accordance with the provisions of Section 3.2 of the Registration Rights Agreement, or (ii) failure by the Trust to reply to any written comments on such Registration Statement received by the Trust from the staff of the SEC (it being understood that the reply referenced herein shall not require the Trust to accept or agree with any comment, in whole or in part) within thirty (30) calendar days (or, if the thirtieth calendar day shall not be a Business Day, the next succeeding Business Day) of receipt thereof by the Trust.

“Revised Term Redemption Date” means the Revised Term Redemption Date set forth in Appendix A.

“S&P” means Standard & Poor’s Rating Services, a Standard & Poor’s Financial Services LLC business, and any successor or successors thereto.

“SEC” means the Securities and Exchange Commission or any other governmental authority of the United States of America at the time administrating the Securities Act, the 1940 Act or the Exchange Act.

“Securities Act” means the Securities Act of 1933, as amended.

“Series” and “Series of VRTP Shares” shall have the meanings set forth in Article I. “Series C-1 VRTP Shares” shall have the meaning set forth in Article I.

“Series L VRTP Shares” means, collectively, the Series L-1 VRTP Shares and the Series L-2 VRTP Shares.

“Series L-1 VRTP Shares” shall have the meaning set forth in Article I. “Series L-2 VRTP Shares” shall have the meaning set forth in Article I. “Settlement Deadline Date” has the meaning set forth in Section 2.10(b).

“Special OECD Country” means any country which (i) is not an “OECD Country”, (ii) is a member of the Organization for Economic Cooperation and Development, and (iii) has a sovereign credit rating for “foreign currency” of at least “A-” and “A3” from S&P and Moody’s, respectively.

“Specified Series” all or any (as the context requires) of the Series C-1 VRTP Shares, the Series L-1 VRTP Shares and the Series L-2 VRTP Shares.

“Tax Event” shall have the meaning set forth in Section 2.2(e)(i)(E). “Term Extension Request” has the meaning set forth in Section 2.5(a).

“Term Redemption Amount” shall have the meaning set forth in Section 2.10(a).

“Term Redemption Date” means, with respect to any Series, the date specified as the Term Redemption Date in the Appendix hereto relating to such Series.

“Term Redemption Liquidity Account” shall have the meaning set forth in Section 2.10(a).

“Term Redemption Price” shall have the meaning set forth in Section 2.5(a).

“Transfer Date” means, with respect to any Series, the date defined as the Transfer Date in the Appendix hereto relating to such Series.

“Trust” shall have the meaning set forth in the Recitals to this Amendment.

“Trustee” means a member of the Board of Trustees.

“Unrated Obligation” means, at any time, an asset of the Trust that is not rated by either Moody’s or S&P.

“U.S. Government Obligations” means direct obligations of the United States or of its agencies or instrumentalities that are entitled to the full faith and credit of the United States and that, other than United States Treasury Bills, provide for the periodic payment of interest and the full payment of principal at maturity or call for redemption.

“Value” shall have the meaning assigned to such term in Section 2(a)(41) of the 1940

Act.

“Voting Period” shall have the meaning set forth in Section 2.6(b)(i). “VRTP” shall have the meaning set forth in Article I.

“VRTP Shares” shall have the meaning set forth in Article I.

“VRTP Shares of a Series” shall have the meaning set forth in Article I.

With respect to any Series, any additional definitions specifically set forth in the

Appendix relating to such Series and any amendments to any definitions specifically set forth in the Appendix relating to such Series, as such Appendix may be amended from time to time, shall be incorporated herein and made part hereof by reference thereto, but only with respect to such Series.

1.1                     Interpretation.

The headings preceding the text of Sections included in this Amendment are for convenience only and shall not be deemed part of this Amendment or be given any effect in interpreting this Amendment. The use of the masculine, feminine or neuter gender or the singular or plural form of words herein shall not limit any provision of this Amendment. The use of the terms “including” or “include” shall in all cases herein mean “including, without limitation” or “include, without limitation,” respectively. Reference to any Person includes such Person’s successors and assigns to the extent such successors and assigns are permitted by the terms of any applicable agreement, and reference to a Person in a particular capacity excludes  such Person in any other capacity or individually. Reference to any agreement (including this Amendment), document or instrument means such agreement, document or instrument as amended or modified and in effect from time to time in accordance with the terms thereof and, if applicable, the terms hereof. Except as otherwise expressly set forth herein, reference to any law means such law as amended, modified, codified, replaced or re-enacted, in whole or in part, including rules, regulations, enforcement procedures and any interpretations promulgated thereunder. Underscored references to Sections shall refer to those portions of this Amendment. The use of the terms “hereunder,” “hereof,” “hereto” and words of similar import shall refer to this Amendment as a whole (including the Appendices hereto) and not to any particular Article, Section or clause of this Amendment.

ARTICLE II TERMS APPLICABLE TO THE VARIABLE RATE TERM PREFERRED SHARE

Except for such changes and amendments hereto with respect to a Series of VRTP Shares that are specifically contemplated by the Appendix relating to such Series, each Series of VRTP Shares shall have the following terms:

2.1               Number of Shares; Ranking.

(a)    The number of authorized shares constituting any Series of VRTP Shares shall be as set forth with respect to such Series in the Appendix hereto relating to such Series. No fractional VRTP Shares shall be issued. The VRTP Shares of each Series shall rank on a parity with VRTP Shares of each other Series and with shares of any other series of Preferred Shares as to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Trust. The VRTP Shares of each Series shall have preference with respect to the payment of dividends and as to distribution of assets upon dissolution, liquidation or winding up of the affairs of the Trust over the Common Shares as set forth herein. No Holder of VRTP Shares shall have, solely by reason of being such a Holder, any preemptive or other right to acquire, purchase or subscribe for any VRTP Shares or Common Shares or other securities of the Trust which it may hereafter issue or sell.

2.2               Dividends and Distributions.

(a)    The Holders of VRTP Shares of a Series shall be entitled to receive, when, as and if declared by, or under authority granted by, the Board of Trustees, out of then existing Legally Available Funds and in preference to dividends and other distributions on Common Shares, cumulative cash dividends and other distributions on each share of such Series at the Dividend Rate as set forth below, and no more. Dividends and other distributions on each outstanding VRTP Share of a Series shall accumulate from such VRTP Share’s Issuance Date. The amount of dividends per share payable on VRTP Shares of a Series on any Dividend Payment Date shall equal the sum of the dividends accumulated but not yet paid for each day during the related Dividend Period, provided such dividends have been declared by, or under authority granted by, the Board of Trustees as described above. The amount of dividends per VRTP Share of each Series accumulated for each day in a Dividend Period shall be equal to

(i)  the Dividend Rate for such day multiplied by the Liquidation Preference divided by (ii) 360.

(b)    Subject to Section 2.2(a), dividends on VRTP Shares of each Series with respect to any Dividend Period shall be declared to the Holders of such shares as their names shall appear on the registration books of the Trust at the close of business on each day in such Dividend Period and shall be paid as provided in Section 2.2(d) hereof.

(c)    (i) No full dividends or other distributions shall be declared or paid on shares of a Series of VRTP Shares for any Dividend Period or part thereof unless full cumulative dividends and other distributions due through the most recent dividend payment dates therefor for all outstanding Preferred Shares (including shares of other outstanding Series of VRTP Shares) ranking on a parity with such Series of VRTP Shares have been or contemporaneously are declared and paid or (in the case of any Preferred Shares other than VRTP Shares) sufficient securities or funds (in accordance with the terms of such other Preferred Shares) for the payment thereof have been deposited irrevocably with the paying agent for such Preferred Shares) through the most recent dividend payment dates therefor. If full cumulative dividends and other distributions due have not been declared and paid on all such outstanding Preferred Shares of any series, any dividends and other distributions being declared and paid on VRTP Shares of a Series will be declared and paid as nearly pro rata as possible in proportion to the respective amounts of dividends and other distributions accumulated but unpaid on each such series of Preferred Shares on the respective dividend payment dates for each such series. No Holders of VRTP Shares shall be entitled to receive any dividends and other distributions, whether payable in cash, property or shares, in excess of full cumulative dividends and other distributions as provided in this Section 2.2(c)(i) on such VRTP Shares.

(ii)               so long as any VRTP Shares are Outstanding, the Trust shall not: (x) declare or pay any dividend or other distribution (other than a dividend or distribution paid in Common Shares) in respect of the Common Shares or warrants of the Trust, (y) call for redemption or redeem, purchase or otherwise acquire for consideration any Common Shares or warrants of the Trust, or (z) pay any proceeds of the liquidation of the Trust in respect of the Common Shares, unless, in each case, (A) immediately thereafter, the Trust shall have 1940 Act Asset Coverage after deducting the amount of such dividend, distribution, payment or reimbursement or the consideration paid in respect of any such redemption, purchase, acquisition or liquidation, (B) all cumulative dividends and other distributions on all VRTP Shares and all cumulative dividends and other distributions on all other series of Preferred Shares ranking on a parity with the VRTP Shares, in each case due on or prior to the date of such declaration, payment, call for redemption, redemption, purchase or acquisition, as applicable, shall have been declared and paid (or the Trust shall have caused the Custodian to segregate by means of appropriate identification on its books and records or otherwise in accordance with the Custodian’s normal procedures, from the other assets of the Trust, and cause to be deposited, sufficient securities or funds (in the case of any Preferred Shares other than VRTP Shares) in trust with the applicable paying agent), (C) the Trust shall be in compliance with Section 2.10 and (D) no Increased Rate Event or Mandatory Redemption Event shall have occurred and be continuing, or would occur as result of thereof.

(iii)             No full dividends or other distributions shall be declared or paid on the shares of any class or series of shares of beneficial interest of the Trust ranking, as to the payment of dividends, on a parity with the VRTP Shares for any dividend period therefor or part thereof unless full cumulative dividends and other distributions have been or contemporaneously are declared and paid on the VRTP Shares through the most recent Dividend Payment Date and the Trust has redeemed the full number of VRTP Shares required to be redeemed by any provision for mandatory redemption pertaining thereto. If full cumulative dividends and other distributions due have not been declared and paid on the VRTP Shares through the most recent Dividend Payment Date or upon the shares of any other class or series of shares of beneficial interest of the Trust ranking on a parity as to the payment of dividends with the VRTP Shares through their most recent respective dividend payment dates, any dividends being declared and paid upon the VRTP Shares and any other such class or series of shares of beneficial interest ranking on a parity as to the payment of dividends with the VRTP Shares will be declared and paid as nearly pro rata as possible in proportion to the respective amounts of dividends and other distributions accumulated but unpaid on the VRTP Shares and each such other class or series of shares of beneficial interest on the relevant dividend payment dates therefor.

(iv)             Any dividend payment made on VRTP Shares of a Series shall first be credited against the dividends and other distributions accumulated with respect to the earliest Dividend Period for such Series for which dividends and other distributions have not been paid.

(d)    Dividends on VRTP Shares of a Series shall be paid on each Dividend Payment Date for such Series to the Holders of the VRTP Shares of such Series as their names appear on the registration books of the Trust at the close of business on the day immediately preceding such Dividend Payment Date (or, if such day is not a Business Day, the immediately preceding Business Day). Dividends in arrears on VRTP Shares of a Series for any past Dividend Period may be declared and paid at any time out of then existing Legally Available Funds, without reference to any regular Dividend Payment Date, to the Holders of the VRTP Shares of such Series as their names appear on the registration books of the Trust on a date, not exceeding fifteen (15) calendar days preceding the payment date thereof, as may be fixed by the Board of Trustees. No interest or sum of money in lieu of interest will be payable in respect of any dividend payment or payments on VRTP Shares of any Series which may be in arrears.

(e)    (i)   The Dividend Rate on a Series of VRTP Shares shall be adjusted to the Increased Rate for any day on which:

(A)              the Trust has failed to pay the full amount of any dividend on such Series payable on such Dividend Payment Date (a “Dividend Failure”) and such Dividend Failure has not ended as contemplated by Section 2.2(e)(ii) on or prior to the third (3rd) Business Day from such Dividend Payment Date;

(B)              the Trust has failed to pay the full amount of the Redemption   Price   payable   in   respect   of   such   Series   on   such   Redemption   Date       (a “Redemption Failure”) and such Redemption Failure has not ended as contemplated by Section 2.2(e)(ii) on or prior to the Business Day immediately following such Redemption Date;

(C)              (i) any Rating Agency has withdrawn its credit rating on such Series of VRTP Shares other than due to the Rating Agency ceasing to rate closed-end management investment companies generally or (ii) the Board of Trustees has terminated the designation of a Rating Agency without complying with the requirements of Section 2.7 and, in the case of clause (i) above, such withdrawal is continuing (unless the VRTP Shares of such Series are then rated by at least one (1) Rating Agency) and, in the case of clause (ii) above, the VRTP Shares of such Series are not then rated by at least one (1) Rating Agency;

(D)              a Registration Rights Failure has occurred and is continuing with respect to such Series;

(E)               the Trust or the Internal Revenue Service has made a final determination that for federal tax purposes such Series of VRTP Shares are not equity in a regulated investment company for federal income tax purposes (a “Tax Event”) and such determination has not been reversed, revoked or rescinded;

(F)               the Trust has failed, on or before the applicable Asset Coverage Cure Date, to cure a failure to maintain Asset Coverage as required by Section 2.4(a) and such failure to achieve the required Asset Coverage is continuing, provided that, to the  extent the Trust seeks to achieve the required Asset Coverage through the redemption of VRTP Shares and/or of other Preferred Shares, compliance with the Asset Coverage requirements of Section 2.4(a) for purposes of this clause (F) will not be deemed to be achieved until the day on which the Trust issued a notice of redemption and, for VRTP Shares, caused the Custodian to segregate sufficient Deposit Securities to pay that redemption, for such VRTP Shares or other Preferred Shares;

(G)              the Trust has failed, on or before the applicable Effective Leverage Ratio Cure Date, to cure a failure to maintain the Effective Leverage Ratio as required by Section 2.4(c) and such failure to achieve the required Effective Leverage Ratio is continuing, provided that, to the extent the Trust seeks to achieve the required Effective Leverage Ratio through the redemption of “senior securities” (as defined in the 1940 Act), compliance with the Effective Leverage Ratio requirements of Section 2.4(c) for purposes of this clause (G) will not be deemed to be achieved until the day on which the Trust has issued a notice of redemption and, for VRTP Shares, caused the Custodian to segregate sufficient Deposit Securities to pay that redemption, for such senior securities;

(H)              the Trust has failed to deliver the information required by Section 6.1(o) of the Initial Purchase Agreement within five (5) Business Days following notification from the Purchaser of such failure and such failure is continuing;

(I)                 the Trust has failed to comply with Section 6.8, Section 6.9 or Section 7.15(b) of the Initial Purchase Agreement and such failure is continuing for more than five (5) Business Days; or

(J)                 the Trust has failed to declare dividends on the VRTP Shares of a Series out of then existing Legally Available Funds in accordance with Section 2.2(b) and such failure is continuing.

(ii)                                  A Dividend Failure or a Redemption Failure on a Series of VRTP Shares shall end on the Business Day on which, by 11:00 a.m., New York City time, the Trust has paid, respectively, the entire unpaid amount of any dividend on such Series payable on such Dividend Payment Date or the entire unpaid Redemption Price of the VRTP Shares of such Series.

(iii)                               If the NAV determined as of the last Business Day of any Dividend Period is less than seventy-five per cent (75%) of the NAV determined as of the last Business Day of the preceding Dividend Period (the “Triggering NAV”), the Dividend Rate on such Series of VRTP Shares shall be adjusted to the Increased Rate for each day until the NAV determined as of the last Business Day of any subsequent Dividend Period is equal to or greater than seventy-five (75%) of the Triggering NAV.

2.3               Liquidation Rights.

(a)    In the event of any liquidation, dissolution or winding up of the affairs of the Trust, whether voluntary or involuntary, the Holders of VRTP Shares shall be entitled to receive out of the assets of the Trust available for distribution to shareholders, after satisfying claims against, and obligations of, the Trust to the extent required by applicable law but before any distribution or payment shall be made in respect of the Common Shares or any other class of shares of the Trust ranking junior to the VRTP Shares upon dissolution, liquidation or winding up, a liquidation distribution equal to the Liquidation Preference for such VRTP Shares, plus an amount equal to all dividends thereon (whether or not earned or declared) accumulated but unpaid to (but excluding) the date of the final liquidation distribution in same-day funds. After the payment to the Holders of VRTP Shares of the full preferential amounts provided for in this Section 2.3(a), the Holders of VRTP Shares shall have no right or claim to any of the remaining assets of the Trust.

(b)    If, upon any liquidation, dissolution or winding up of the affairs of the Trust, whether voluntary or involuntary, the assets of the Trust available for distribution among the Holders of all Outstanding VRTP Shares and any other outstanding Preferred Shares ranking on a parity with the VRTP Shares shall be insufficient to permit the payment in full to such Holders of the Liquidation Preference of such VRTP Shares plus accumulated and unpaid dividends and other distributions on such VRTP Shares as provided in Section 2.3(a) above and the amounts due upon liquidation with respect to such other Preferred Shares, then such available assets shall be distributed among the Holders of such VRTP Shares and such other Preferred Shares ratably in proportion to the respective preferential liquidation amounts to which they are entitled. In connection with any liquidation, dissolution or winding up of the affairs of the Trust, whether voluntary or involuntary, unless and until the Liquidation Preference on each Outstanding VRTP Share plus accumulated and unpaid dividends and other distributions on such VRTP Shares as provided in Section 2.3(a) above have been paid in full to the Holders thereof, no dividends, distributions or other payments will be made on, and no redemption, purchase or other acquisition by the Trust will be made by the Trust in respect of, the Common Shares or any other class of shares of the Trust ranking junior to the VRTP Shares upon dissolution, liquidation or winding up.

(c)    Neither the sale of all or substantially all of the property or business of the Trust, nor the merger, consolidation or reorganization of the Trust into or with any other business or statutory trust, corporation or other entity, nor the merger, consolidation or reorganization of any other business or statutory trust, corporation or other entity into or with the Trust, shall be a dissolution, liquidation or winding up, whether voluntary or involuntary, for the purpose of this Section 2.3.

2.4               Coverage & Leverage Tests.

(a)    Asset Coverage Requirement. For so long as any VRTP Shares of any Series are Outstanding, other than VRTP Shares of such Series redeemed or delivered to the Trust for redemption in accordance with the terms hereof, the Trust shall have Asset Coverage of at least 225% as of the close of business on each Business Day. If the Trust shall fail to maintain such Asset Coverage as of any time as of which such compliance is required to be determined as aforesaid, the provisions of Section 2.5(b)(i) shall apply, which provisions to the extent complied with, along with the payment of any applicable Increased Rate, shall constitute the sole remedy for the Trust’s failure to comply with the provisions of this Section 2.4(a).

(b)    Calculation of Asset Coverage. For purposes of determining whether the requirements of Section 2.4(a) are satisfied, (i) no VRTP Shares of any Series or other Preferred Shares shall be deemed to be Outstanding for purposes of any computation required by Section 2.4(a) if, prior to or concurrently with such determination, funds or securities sufficient to pay in same day funds the full redemption price for such Series or other Preferred Shares (or the portion thereof to be redeemed) shall have been deposited in trust with the paying agent for such Series or other Preferred Shares, the requisite notice of redemption for such Series or other Preferred Shares (or the portion thereof to be redeemed) shall have been given and, for VRTP Shares, the Trust shall have caused the Custodian to segregate sufficient Deposit Securities to pay that redemption, and (ii) the Deposit Securities or such other sufficient securities or funds that shall have been so deposited with the applicable paying agent shall not be included as assets of the Trust for purposes of such computation.

(c)    Effective Leverage Ratio Requirement. For so long as VRTP Shares of any Series are Outstanding, other than VRTP Shares of such Series redeemed or delivered to the Trust for redemption in accordance with the terms hereof, the Effective Leverage Ratio shall not exceed 45% (or 46% solely by reason of fluctuations in the Market Value of the Trust’s assets) as of the close of business on any Business Day. If the Effective Leverage Ratio shall exceed the applicable percentage provided in the preceding sentence as of any time as of which such compliance is required to be determined as aforesaid, the provisions of Section 2.5(b)(ii) shall apply, which provisions to the extent complied with, along with the payment of any applicable Increased Rate, shall constitute the sole remedy for the Trust’s failure to comply with the provisions of this Section 2.4(c).

(d)    Calculation of Effective Leverage Ratio. For purposes of determining whether the requirements of Section 2.4(c) are satisfied, the “Effective Leverage Ratio” on any date of determination shall mean the quotient of:

(i)    The sum of (A) the aggregate liquidation preference of the Trust’s “senior securities” (as that term is defined in the 1940 Act) that are stock for purposes of the 1940 Act, plus any accumulated but unpaid dividends thereon, excluding, without duplication,

(x)  any such senior securities for which the Trust has issued a notice of redemption and has delivered sufficient securities or funds (in accordance with the terms of any other such senior securities) to the applicable paying agent for such senior securities (or, for VRTP Shares, has caused the Custodian to segregate sufficient Deposit Securities to pay that redemption) or otherwise has sufficient securities or funds on hand for the purpose of such redemption and

(y)  any such senior securities that are to be redeemed with net proceeds from the sale of the VRTP Shares, for which the Trust has delivered sufficient securities or funds (in accordance with the terms of such other senior securities) to the applicable paying agent for such senior securities or otherwise has  sufficient  securities  or funds  on hand  for the purpose of such  redemption and

(B) the aggregate principal amount of the Trust’s “senior securities representing indebtedness” (as that term is defined in the 1940 Act), plus any accrued but unpaid interest thereon; divided by

(ii)    An amount equal to (A) the Market Value of the Trust’s total assets (including amounts attributable to senior securities, but excluding any assets consisting of securities or funds referred to in clauses (A)(x) and A(y) of Section 2.4(d)(i) above), less the amount of the Trust’s accrued liabilities (which accrued liabilities shall include net obligations of the Trust under each Derivative Contract in an amount equal to the Derivative Termination Value thereof payable by the Trust to the related counterparty) other than liabilities for the aggregate principal amount of the Trust’s outstanding “senior securities representing indebtedness” (as that term is defined in the 1940 Act) minus (B) the Overconcentration Amount.

2.5               Redemption. Each Series of VRTP Shares shall be subject to redemption by the Trust as provided below:

(a)    Term Redemption. The Trust shall redeem all of the VRTP Shares of a Series on the Term Redemption Date for such Series, out of then existing Legally Available Funds, at a price per share equal to the Liquidation Preference for such Series plus an amount equal to all unpaid dividends and other distributions on such VRTP Shares accumulated in respect of such VRTP Shares through (but excluding) the Term Redemption Date for such Series (whether or not earned or declared by the Trust, but without interest thereon, and subject to Section 2.5(e)(vi)) (the “Term Redemption Price”); provided, however, that the Trust shall have the right, exercisable not more than 365 days nor less than 180 days prior to the Term Redemption Date of a Specified Series, to request that the Holder extend the Term Redemption Date for such Specified Series by at least an additional 364-days (a “Term Extension Request”), which request may be conditioned upon terms and conditions that are different from the terms and conditions set forth herein. Each Holder shall, no later than 30 days after receiving a Term Extension Request, notify the Trust of its acceptance or rejection of such request, which acceptance by such Holder may be conditioned upon terms and conditions which are different from the terms and conditions set forth herein or the terms and conditions proposed by the Trust in making an extension request (a “Conditional Acceptance”). If any Holder fails to notify the Trust of its acceptance or rejection of the Trust’s request for extension within such 30-day period, such failure to respond shall constitute a rejection of such request. If any Holder provides a Conditional Acceptance, then the Trust shall have 30 days thereafter to notify such Holder and each other Holder of its acceptance or rejection of the terms and conditions specified in the Conditional Acceptance. The Trust’s failure to notify all Holders within such 30-day period will be deemed a rejection of the terms and conditions specified in the Conditional Acceptance. Each Holder may grant or deny any request for an extension of the Term Redemption Date of its Specified Series in its sole and absolute discretion.

(b)    Asset Coverage and Effective Leverage Ratio Mandatory Redemption.

(i)    Asset Coverage Mandatory Redemption. (A) If the Trust fails to comply with the Asset Coverage requirement as provided in Section 2.4(a) and such failure is not cured as of the related Asset Coverage Cure Date, the Trust shall by the close of business on the Business Day next following such Asset Coverage Cure Date, (x) cause a notice of redemption to be issued and (in the case of the VRTP Shares) shall cause the Custodian to segregate by means of appropriate identification on its books and records or otherwise in accordance with the Custodian’s normal procedures, from the other assets of the Trust, sufficient Deposit Securities or funds or (in the case of any other Preferred Shares) shall cause to be deposited in trust with the applicable paying agent in accordance with the terms of the Preferred Shares to be redeemed, in each case for the redemption of a sufficient number of VRTP Shares or other Preferred Shares, that would enable the Trust to meet the requirements of Section 2.5(b)(i)(B) or (y) deliver to the Holders of VRTP Shares a certificate signed by a duly authorized officer of the Trust that specifies the identity and Market Value of assets of the Trust for which the Trust has entered into corrective trades in order to satisfy the Asset Coverage requirement as provided in Section 2.4(a) and certifies that the Asset Coverage requirement as provided in Section 2.4(a) shall be satisfied by reason of such trades on or prior to the twentieth (20th) day following such Asset Coverage Cure Date. If the Trust elects to effect a redemption pursuant to Section 2.5(b)(i)(A)(x), the Trust shall allocate such redemption on a pro rata basis among different series of Preferred Shares (including each Series of VRTP Shares) based upon the proportion the aggregate liquidation preference of the outstanding Preferred Shares of any series bears to the aggregate liquidation preference of all outstanding series of Preferred Shares (a “Pro Rata Allocation”). In the event that any VRTP Shares  of  a  Series  then  outstanding  are  to  be  redeemed  pursuant  to  Section 2.5(b)(i)(A)(x), the Trust shall redeem such VRTP Shares, out of then existing Legally Available Funds, at a price per share equal to the Liquidation Preference plus an amount equal to all unpaid dividends and other distributions on such VRTP Shares accumulated in respect of such VRTP Shares through (but excluding) the date fixed for such redemption by the Board of Trustees (whether or not earned or declared by the Trust, but without interest thereon, and subject to Section 2.5(e)(vi)) (the “Mandatory Redemption Price”).

(B) On the Redemption Date for a redemption contemplated by Section 2.5(b)(i)(A)(x), the Trust shall redeem at the Mandatory Redemption Price, out of then existing Legally Available Funds, such number of Preferred Shares (based upon a number and proportion of each series of Preferred Shares as shall be necessary to effect a Pro Rata Allocation) as shall be equal to the lesser of (x) the minimum number of Preferred Shares, the redemption of which, if deemed to have occurred immediately prior to the opening of business on the day following the Asset Coverage Cure Date, would result in the Trust having Asset Coverage on such Asset Coverage Cure Date of at least 225% (provided, however, that if there is no such minimum number of VRTP Shares and other Preferred Shares the redemption or retirement of which would have such result, all VRTP Shares and other Preferred Shares then outstanding shall be redeemed), and (y) the maximum number of Preferred Shares that can be redeemed out of then existing Legally Available Funds in accordance with the Declaration of Trust and applicable law. The Trust shall effect any such redemption on the date fixed by the Trust therefor, which date shall not be later than thirty (30) calendar days after such Asset Coverage Cure Date, except that if the Trust does not have Legally Available Funds for the redemption of all of the required number of VRTP Shares and other Preferred Shares which have been designated to be redeemed or the Trust is otherwise unable to effect such redemption on or prior to thirty (30) calendar days after such Asset Coverage Cure Date, the Trust shall (i) redeem those VRTP Shares and other Preferred Shares that it is able to redeem (based upon a number and proportion of each series of Preferred Shares as shall be necessary to effect a Pro Rata Allocation) and (ii) redeem those VRTP Shares and other Preferred Shares which it was unable to redeem on the earliest practicable date on that it is able to effect such redemption (based upon a number and proportion of each series of Preferred Shares as shall be necessary to effect a Pro Rata Allocation). If fewer than all of the outstanding VRTP Shares of a Series are to be redeemed pursuant to this Section 2.5(b)(i)(B), the number of VRTP Shares of such Series to be redeemed shall be redeemed (A) pro rata among the outstanding VRTP Shares of such Series,

(B) by lot or (C) in such other manner as the Board of Trustees may determine to be fair and equitable.

(ii)    Effective Leverage Ratio Mandatory Redemption. (A) If (x) the Trust fails to comply with the Effective Leverage Ratio requirement as provided in Section 2.4(c), (y) with respect to the Specified Series, the Trust fails to comply with the Effective Leverage Ratio requirement determined as set forth in Section 6.10 of the Initial Purchase Agreement if such requirement shall still be in effect in accordance with the terms of the Initial Purchase Agreement, or (z) with respect to any other Series of VRTP Shares issued pursuant to this Amendment, the Trust fails to comply with any additional requirements relating to the determination of the Effective Leverage Ratio requirement determined pursuant to the Purchase Agreement or Appendix applicable to such Series, and, in any such case, such failure is not cured as of the close of business on the date that is seven (7) Business Days following the Business Day on which such non-compliance is first determined (the “Effective Leverage Ratio Cure Date”), the Trust shall not later than the close of business on the Business Day next following the Effective Leverage Ratio Cure Date initiate procedures to cause the Effective Leverage Ratio (determined, as applicable, in accordance with the requirements applicable to the determination of the Effective Leverage Ratio under this Amendment and the related Appendix, the Initial Purchase Agreement or other Purchase Agreement for any applicable Series of VRTP Shares in respect of which the Effective Leverage Ratio is being determined) not to exceed the Effective Leverage Ratio required under Section 2.4(c) (without giving effect to the  parenthetical provision in the first sentence of Section 2.4(c)) as so determined, by (x) causing a notice of redemption to be issued fixing a redemption date, and (in the case of the VRTP Shares) shall cause the Custodian to segregate by means of appropriate identification on its books and records or otherwise in accordance with the Custodian’s normal procedures, from the other assets of the Trust, sufficient Deposit Securities or funds or (in the case of any other Preferred Shares) shall cause to be deposited in trust with the applicable paying agent in accordance with the terms of the Preferred Shares to be redeemed, in each case for the redemption of a sufficient number of Preferred Shares, based upon a number and proportion of each series of Preferred Shares as shall be necessary to effect a Pro Rata Allocation, or (y) delivering to the Holders of the VRTP Shares a certificate signed by a duly authorized officer of the Trust that specifies the identity and Market Value of assets of the Trust for which the Trust has entered into corrective trades in order to satisfy the Effective Leverage Ratio requirement as provided in Section 2.4(c) and certifies that the Effective Leverage Ratio requirement as provided for in Section 2.4(c) shall be satisfied by reason of such trades on or prior to the twentieth (20th) day following the Effective Leverage Ratio Cure Date. In the event that any VRTP Shares of a Series are to be redeemed pursuant to clause (x) of the preceding sentence of this Section 2.5(b)(ii)(A), the Trust shall redeem such VRTP Shares at a price per VRTP Share equal to the Mandatory Redemption Price.

(B) On the Redemption Date selected by the Trust for a redemption contemplated by clause (x) of Section 2.5(b)(ii)(A) (which date shall not be later than the later of (i) thirty (30) calendar days after such Effective Leverage Ratio Cure Date and

(ii) the date on which shares of each outstanding series of Preferred Shares of the Trust may be redeemed in accordance with the redemption procedures applicable to such Preferred Shares),  the Trust shall not redeem more than the maximum number of Preferred Shares that can be redeemed out of then existing Legally Available Funds in accordance with the Declaration of

Trust and applicable law. If the Trust is unable to redeem the required number of VRTP Shares and other Preferred Shares which have been designated to be redeemed in accordance with clause (x) of Section 2.5(b)(ii)(A) due to the unavailability of Legally Available Funds, the Trust shall (i) redeem those VRTP Shares and other Preferred Shares that it is able to redeem (based upon the number and proportion of each series of Preferred Shares as shall be necessary to effect a Pro Rata Allocation) and (ii) redeem those VRTP Shares and other Preferred Shares which it was unable to redeem on the earliest practicable date on that it is able to effect such redemption (based upon the number and proportion of each series of Preferred Shares as shall be necessary to effect a Pro Rata Allocation). If fewer than all of the outstanding VRTP Shares of a Series are to be redeemed pursuant to clause (x) of Section 2.5(b)(ii)(A), the number of VRTP Shares of such Series to be redeemed shall be redeemed (A) pro rata among the outstanding VRTP Shares of such Series, (B) by lot or (C) in such other manner as the Board of Trustees may determine to be fair and equitable.

(c)    Redemption upon the Occurrence of Certain Events.

(i)                                    The Trust shall redeem all of the VRTP Shares upon the occurrence of any of the following events:

(A)                            the occurrence of a Dividend Payment Failure Event (other than a Dividend Payment Failure Event that was directly caused by a Force Majeure Event) for a third time for any reason and without regard to whether the first two Dividend Payment Failure Events have ended as contemplated pursuant to Section 2.2(e)(ii);

(B)                             an Insolvency Event occurs;

(C)                             the Investment Management Agreement terminates or otherwise ceases to be in full force or effect for any reason or the Trust or the Adviser challenges the validity or the enforceability thereof;

(D)                            without limiting the obligations of the Trust to redeem any or all of the VRTP Shares pursuant to, and in accordance with the provisions hereof relating to, any other Mandatory Redemption Event, an Increased Rate Event continues for more than one hundred and eighty (180) days; or

(E)                             the Credit Facility (i) terminates prior to the Term Redemption Date of any Specified Series or otherwise ceases to be in full force or effect for any reason, (ii) the Trust challenges the validity or the enforceability of the Credit Facility, or (iii) any amounts due and payable in respect of Advances (as defined therein) have been accelerated as a result of an Event of Default (as defined therein) thereunder.

(ii)                                Upon the occurrence of any such event, referenced in Section 2.5(c), the Trust shall redeem all of the VRTP Shares, at a price equal to the Liquidation Preference for such VRTP Shares, plus an amount equal to all unpaid dividends and other distributions on such VRTP Shares accumulated in respect of such VRTP Shares through (but excluding) the Redemption Date (whether or not earned or declared, by the Trust, but without interest thereon) and subject to Section 2.5(e)(vi). The Trust shall effect any such redemption on the date fixed by the Trust therefor pursuant to Section 2.5(e), except that if the Trust does not have Legally Available Funds for the redemption of all of the VRTP Shares, the Trust shall (i) redeem those VRTP Shares that it is able to redeem (based upon a number and proportion of each series of VRTP Shares as shall be necessary to effect a Pro Rata Allocation) and (ii) redeem those VRTP Shares which it was unable to redeem on the earliest practicable date on that it is able to effect such redemption (based upon a number and proportion of each series of Preferred Shares as shall be necessary to effect a Pro Rata Allocation).

(d)    Optional Redemption.

(i)                 Subject to the provisions of Section 2.5(d)(ii) and Section 2.5(d)(iv), the Trust may, solely for purposes of decreasing the leverage of the Trust, at its option on any Business Day (an “Optional Redemption Date”) redeem in whole or from time to time in part the outstanding VRTP Shares of any Series, out of then existing Legally Available Funds, at a redemption price per VRTP Share (the “Optional Redemption Price”) equal to (x) the Liquidation Preference for such VRTP Shares plus (y) an amount equal to all unpaid dividends and other distributions on such VRTP Share of such Series accumulated in respect of such VRTP Shares through (but excluding) the Optional Redemption Date (whether or not earned or declared by the Trust, but without interest thereon, and subject to Section 2.5(e)(vi) and any Liquidation Fee payable in respect of the Series L VRTP Shares).

(ii)               If fewer than all of the outstanding VRTP Shares of a Series are to be redeemed pursuant to Section 2.5(d)(i), the VRTP Shares of such Series to be redeemed shall be selected either (A) pro rata among the outstanding shares of such Series, (B) by lot or (C) in such other manner as the Board of Trustees may determine to be fair and equitable. Subject to the provisions of this Amendment and applicable law, the Board of Trustees will have the full power and authority to prescribe the terms and conditions upon which VRTP Shares will be redeemed pursuant to this Section 2.5(d) from time to time.

(iii)             The Trust may not on any date deliver a Notice of Redemption pursuant to Section 2.5(e) in respect of a redemption contemplated to be effected pursuant to this Section 2.5(d) unless on such date the Trust has available Deposit Securities having a Market Value not less than the amount that will be due to Holders of VRTP Shares by reason of the redemption of such VRTP Shares on the Optional Redemption Date contemplated by such Notice of Redemption. Subject to Section 2.5(d)(iv), the Trust may not, without the consent of the Majority Holders, use proceeds from the issuance of senior securities (as the term is defined under the 1940 Act) in order to effect a redemption of VRTP Shares pursuant to Section 2.5(d)(i).

(iv)              Notwithstanding the foregoing, solely during the period of 180 days immediately preceding the Term Redemption Date for VRTP Shares of a Series, the Trust may effect a redemption of all outstanding VRTP Shares of such Series pursuant to Section 2.5(d)(i) without reducing the leverage of the Trust and may use the proceeds from the issuance of senior securities to effect such redemption.

(e)    Procedures for Redemption.

(i)    If the Trust shall elect or be required to redeem, in whole or in part, VRTP Shares of a Series pursuant to Section 2.5(a), (b), (c), or (d), the Trust shall deliver a notice of redemption (the “Notice of Redemption”), by overnight delivery, by first class mail, postage prepaid or by Electronic Means to Holders thereof. A Notice of Redemption shall be provided not more than forty-five (45) calendar days and not less than fifteen (15) calendar days (or such shorter or longer notice period as specified in or as required to comply with Section 2.5(b)(i) and Section 2.5(b)(ii) or as may be consented to by all of the Holders) prior to the date, which shall be a Business Day, fixed for redemption in such Notice of Redemption (the “Redemption Date”). Each such Notice of Redemption shall state: (A) the Redemption Date; (B) the Series and number of VRTP Shares to be redeemed; (C) the CUSIP number for VRTP Shares of such Series; (D) the applicable Redemption Price on a per share basis; (E) if applicable, the place or places where the security certificate(s) for such shares (properly endorsed or assigned for transfer, if the Board of Trustees requires and the Notice of Redemption states) are to be surrendered for payment of the Redemption Price; (F) that, except as expressly provided in this Amendment, dividends on the VRTP Shares to be redeemed will cease to accumulate from and after such Redemption Date; and (G) the provisions of this Amendment under which such redemption is made. If fewer than all VRTP Shares held by any Holder are to be redeemed, the Notice of Redemption delivered to such Holder shall also specify the number of VRTP Shares to be redeemed from such Holder and, if applicable, the method of determining such number. The Trust may provide in any Notice of Redemption relating to an optional redemption contemplated to be effected pursuant to this Amendment that such redemption is subject to one or more conditions precedent not otherwise expressly set forth herein and that the Trust shall not be required to effect such redemption unless each such condition has been satisfied at the time or times and in the manner specified in such Notice of Redemption. No defect in the Notice of Redemption or delivery thereof shall affect the validity of redemption proceedings, except as required by applicable law.

(ii)    If the Trust shall give a Notice of Redemption, then the Trust shall give the Custodian irrevocable instructions and authority to pay the applicable Redemption Price to the Holders of VRTP Shares called for redemption on the Redemption Date.

(iii)    Notwithstanding the other provisions of this Section 2.5, except as otherwise required by law, the Trust shall not redeem any VRTP Shares or other series of Preferred Shares ranking on a parity with the VRTP Shares with respect to dividends and other distributions unless all accumulated and unpaid dividends and other distributions on all outstanding VRTP Shares and such other series of Preferred Shares for all applicable past dividend periods (whether or not earned or declared by the Trust) shall have been or are contemporaneously paid, provided, however, that the foregoing shall not prevent the purchase or acquisition by the Trust of outstanding VRTP Shares pursuant to an otherwise lawful purchase or exchange offer made on the same terms to Holders of all outstanding VRTP Shares and any such other series of Preferred Shares for which all accumulated and unpaid dividends and other distributions have not been paid.

(iv)    To the extent that any redemption for which a Notice of Redemption has been provided is not made by reason of the absence of Legally Available Funds therefor in accordance with the Declaration of Trust, this Amendment, and applicable law, such redemption shall be made as soon as practicable to the extent such funds become available.

(v)    Notwithstanding anything to the contrary herein or in any Notice of Redemption, if the Trust shall not have redeemed VRTP Shares on the applicable Redemption Date for which a Notice of Redemption has been provided, the Holders of VRTP Shares shall continue to be entitled to receive dividends on such VRTP Shares at the Dividend Rate for the period from, and including, such Redemption Date through, but excluding, the date on which such VRTP Shares are actually redeemed and such dividends, to the extent accumulated, but unpaid, during such period (whether or not earned or declared but without interest thereon), shall be included in the Redemption Price for such VRTP Shares.

(f)    Compliance With Applicable Law. The Trust shall effect no redemption pursuant to this Section 2.5 except in accordance with Rule 23c-2 of the 1940 Act or any successor rule thereto (as such rule may be amended, supplemented, or replaced by the SEC and subject to any applicable interpretations of such rule by the SEC).

(g)    Modification of Redemption Procedures. Notwithstanding the foregoing provisions of this Section 2.5, the Trust may, in its sole discretion and without a shareholder vote, modify the procedures set forth above with respect to notification of redemption for the VRTP Shares (other than the 15-day period for delivery of a Notice of Redemption), provided that such modification does not materially and adversely affect the Holders of VRTP Shares or cause the Trust to violate any applicable law, rule or regulation.

2.6               Voting Rights.

(a)    One Vote Per VRTP Share. Except as otherwise provided in the Declaration of Trust, this Amendment, or as otherwise required by law, (i) each Holder of outstanding VRTP Shares shall be entitled to one vote for each outstanding VRTP Share held by such Holder on each matter submitted to a vote of all shareholders of the Trust, and (ii) the Holders of outstanding Preferred Shares, including VRTP Shares, and Common Shares shall vote together as a single class; provided, however, that, as provided in Article V, Section 2 of the Declaration of Trust, the Holders of outstanding Preferred Shares, including VRTP Shares, shall be entitled, as a class, to the exclusion of the Holders of Common Shares and all other securities of the Trust, to elect two Trustees of the Trust at all times. Two of the existing Trustees as of the date of this Amendment will be designated by the Trustees as of that date as the initial Trustees elected by the Holders of the outstanding Preferred Shares. Subject to Section 2.6(b), the Holders of outstanding Common Shares and Preferred Shares, including VRTP Shares, voting together as a single class, shall elect the balance of the Trustees.

(b)    Voting For Additional Trustees.

(i)    Voting Period. During any period in which any one or more of the conditions described in clauses (A) or (B) of this Section 2.6(b)(i) shall exist (such period being referred to herein as a “Voting Period”), the number of Trustees constituting the Board of Trustees shall be automatically increased by the smallest number that, when added to the two Trustees elected exclusively by the Holders of outstanding Preferred Shares, including VRTP Shares, would constitute a majority of the Board of Trustees as so increased by such smallest number; and the Holders of outstanding Preferred Shares, including VRTP Shares, shall be entitled, voting as a class on a one-vote-per-share basis (to the exclusion of the Holders of all other securities and classes of shares of the Trust), to elect such smallest number of additional Trustees, together with the two Trustees that such Holders are in any event entitled to elect. A Voting Period shall commence:

(A)    if, at the close of business on any dividend payment date, accumulated dividends (whether or not earned or declared) on any outstanding Preferred Share, including any VRTP Shares, equal to at least two (2) full years’ dividends shall be due and unpaid and sufficient cash or specified securities shall not have been deposited with the Trust,

Custodian or other applicable paying agent for the payment of such accumulated dividends; or

(B)    if at any time Holders of Preferred Shares are otherwise entitled under the 1940 Act to elect a majority of the Board of Trustees.

A Voting Period shall terminate upon all of such conditions ceasing to exist. Upon the termination of a Voting Period, the voting rights described in this Section 2.6(b)(i) shall cease, subject always, however, to the revesting of such voting rights in the Holders of Preferred Shares upon the further occurrence of any of the events described in this Section 2.6(b)(i).

(ii)    Notice of Special Meeting. As soon as practicable after the accrual of any right of the Holders of Preferred Shares to elect additional Trustees as described in Section 2.6(b)(i), the Trust shall call a special meeting of such Holders and notify such Person as is specified in the terms of such Preferred Shares to receive notice (i) by mailing or delivery by Electronic Means or (ii) by delivering in such other manner and by such other means as are specified in the terms of such Preferred Shares a notice of such special meeting to such Holders, such meeting to be held not less than ten (10) nor more than thirty (30) calendar days after the date of the delivery by Electronic Means or mailing of such notice or the delivery of such notice by such other manner or means as are described in clause (ii) above. If the Trust fails to call such a special meeting, it may be called at the expense of the Trust by any such Holder on like notice. The record date for determining the Holders of Preferred Shares entitled to notice of and to vote at such special meeting shall be the close of business on the fifth (5th) Business Day preceding the calendar day on which such notice is mailed or otherwise delivered. At any such special meeting and at each meeting of Holders of Preferred Shares held during a Voting Period at which Trustees are to be elected, such Holders, voting together as a class (to the exclusion of the Holders of all other securities and classes of capital stock of the Trust), shall be entitled to elect the number of Trustees prescribed in Section 2.6(b)(i) on a one-vote-per-share basis.

(iii)    Terms of Office of Existing Trustees. The terms of office of the incumbent Trustees of the Trust at the time of a special meeting of Holders of Preferred Shares  to elect additional Trustees in accordance with Section 2.6(b)(i) shall not be affected by the election at such meeting by the Holders of VRTP Shares and such other Holders of Preferred Shares of the number of Trustees that they are entitled to elect, and the Trustees so elected by the Holders of VRTP Shares and such other Holders of Preferred Shares, together with the two (2) Trustees elected by the Holders of Preferred Shares in accordance with Section 2.6(a) hereof and the remaining Trustees elected by the Holders of the Common Shares and Preferred Shares, shall constitute the duly elected Trustees of the Trust.

(iv)    Terms of Office of Certain Trustees to Terminate Upon Termination of Voting Period. Simultaneously with the termination of a Voting Period, the terms of office of the additional Trustees elected by the Holders of the Preferred Shares pursuant to Section 2.6(b)(i) shall terminate, the remaining Trustees shall constitute the Trustees of the Trust and the voting rights of the Holders of Preferred Shares to elect additional Trustees pursuant to Section 2.6(b)(i) shall cease, subject to the provisions of the last sentence of Section 2.6(b)(i).

(c)    Holders of VRTP Shares to Vote on Certain Matters.

(i)     Certain Amendments Requiring Approval of VRTP Shares. Except as otherwise permitted by the terms of this Amendment, so long as any VRTP Shares are Outstanding, the Trust shall not, without the affirmative vote or consent of the Majority Holders, voting together as a separate class, amend, alter or repeal the provisions of this Amendment, whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of such VRTP Shares; provided, however, that (i) a change in the capitalization of the Trust in accordance with Section 2.8 hereof shall not be considered to materially and adversely affect the rights and preferences of the VRTP Shares and (ii) a division of a VRTP Share shall be deemed to materially and adversely affect such preferences, rights or powers only if the terms of such division materially and adversely affect the Holders of the VRTP Shares; provided, further, that notwithstanding anything to the contrary set forth in this Amendment, no amendment, alteration, repeal or other modification of the terms, conditions or definitions set forth in this Amendment (or any Appendix hereto) relating to (i) the transferability of the VRTP Shares, (ii) the tax treatment of the VRTP Shares, (iii) the terms of this Section 2.6(c), or (iv) the Trust’s obligations under Sections 2.7, 2.8 or 2.21 of this Amendment, shall be effected without, in each case, the prior written consent of Majority Holders voting together as a separate class. For purposes of the foregoing, no matter shall be deemed to materially and adversely affect any preference, right or power of a VRTP Share of any Series unless such matter

(i)           alters or abolishes any preferential right or power of such VRTP Share or of the Holder thereof or (ii) creates, alters or abolishes any right in respect of redemption of such VRTP Share (other than solely as a result of a division of a VRTP Share). To the furthest extent permitted by law, so long as any VRTP Shares are Outstanding, the Trust shall not, without the affirmative vote or consent of the Holders of at least 66 2/3% of the VRTP Shares Outstanding at the time, voting as a separate class, file a voluntary application for relief under Federal bankruptcy law or any similar application under state law for so long as the Trust is solvent and does not foresee becoming insolvent

(ii)                                     Certain Amendments Requiring Approval of Specific Series of VRTP Shares. Except as otherwise permitted by the terms of this Amendment, so long as any VRTP Shares of a Series are Outstanding, the Trust shall not, without the affirmative vote or consent of the Majority Holders, voting as a separate class, amend, alter or repeal the provisions of the Appendix relating to such Series, whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of the VRTP Shares of such Series or of the Holders thereof set forth in such Appendix; provided, however, that (i) a change in the capitalization of the Trust in accordance with Section 2.8 hereof shall not be considered to materially and adversely affect the rights and preferences of the VRTP Shares of such Series, and

(ii) a division of a VRTP Share shall be deemed to affect such preferences, rights or powers only if the terms of such division materially and adversely affect the VRTP Shares of such Series or the Holders thereof; and provided, further, that notwithstanding anything to the contrary set forth in this Amendment, no amendment, alteration, repeal or other modification of the terms, conditions or definitions set forth in this Amendment (or any Appendix hereto) relating to (x)

(i) the obligation of the Trust to pay any Redemption Price on any Redemption Date or Term Redemption Date for a Series, or the computation of any such Redemption Price, or (ii) the payment or accumulation of dividends at the Dividend Rate (as set forth in this Amendment and the applicable Appendix hereto), or the basis for calculating the Dividend Rate, or (y) the provisions of this Amendment or the applicable Appendix setting forth the terms and conditions for any redemption, the Redemption Date, the Term Redemption Date, the extension of the Term Redemption Date or the Liquidation Preference for the VRTP Shares, in each case, for a Series, shall be effected without, in each case, the prior unanimous vote or consent of the Holders of such Series of VRTP Shares. For purposes of the foregoing, no matter shall be deemed to adversely affect any preference, right or power of a VRTP Share of a Series or of the Holder thereof unless such matter (i) alters or abolishes any preferential right or power of such VRTP Share or of the Holder thereof, or (ii) creates, alters or abolishes any right in respect of redemption of such VRTP Share.

(d)    Voting Rights Set Forth Herein Are Sole Voting Rights. Unless otherwise required by law, the Declaration of Trust or this Amendment, the Holders of VRTP Shares shall not have any relative rights or preferences or other special rights with respect to voting such VRTP Shares other than those specifically set forth in this Section 2.6; provided, however, that nothing in this Amendment or the Declaration of Trust shall be deemed to preclude or limit the right of the Trust (to the extent permitted by applicable law) to contractually agree with any Holder of VRTP Shares of any Series that any action or inaction by the Trust shall require the consent or approval of such Holder.

(e)    No Cumulative Voting. The Holders of VRTP Shares shall have no rights to cumulative voting.

(f)    Voting for Trustees Sole Remedy for Trust’s Failure to Declare or Pay Dividends. In the event that the Trust fails to pay any dividends on any Series of any VRTP Shares on the Dividend Payment Date therefor, the exclusive remedy of the Holders of VRTP Shares shall be the right to vote for Trustees pursuant to the provisions of this Section 2.6. Nothing in this Section 2.6(f) shall be deemed to affect the obligation of the Trust to accumulate and, if permitted by applicable law, the Declaration of Trust and this Amendment, pay dividends at the Increased Rate in the circumstances contemplated by Section 2.2(e) hereof.

(g)    Holders Entitled to Vote. No VRTP Share held (legally or beneficially) or controlled by the Trust shall have any voting rights or be deemed to be Outstanding for voting or for calculating the voting percentage required on any other matter or other purposes.

(h)    Grant of Irrevocable Proxy. To the fullest extent permitted by applicable law, each Holder may in its discretion grant an irrevocable proxy with respect to the VRTP Shares.

2.7               Rating Agencies.

The Trust shall use commercially reasonable efforts to cause at least one (1) Rating Agency to issue long-term credit ratings with respect to each Series of VRTP Shares for so long as such Series is Outstanding. The Trust shall use commercially reasonable efforts to comply with any applicable Rating Agency Guidelines. If a Rating Agency shall cease to rate the securities of closed-end management investment companies generally, the Board of Trustees shall terminate the designation of such Rating Agency as a Rating Agency hereunder. The Board of Trustees may elect to terminate the designation of any Rating Agency as a Rating Agency hereunder with respect to a Series of VRTP Shares so long as either (x) immediately following such termination, there would be at least one (1) Rating Agency with respect to such Series or

(y) it replaces the terminated Rating Agency with another NRSRO and provides notice thereof to the Holders of such Series; provided that such replacement shall not occur unless such NRSRO shall have at the time of such replacement (i) published a rating for the VRTP Shares of such Series and (ii) entered into an agreement with the Trust to continue to publish such rating subject to such NRSRO’s customary conditions. The Board of Trustees may also elect to designate one or more other NRSROs as Other Rating Agencies hereunder with respect to a Series of VRTP Shares by notice to the Holders of VRTP Shares. The Rating Agency Guidelines of any Rating Agency may be amended by such Rating Agency without the vote, consent or approval of the Trust, the Board of Trustees or any Holder of Preferred Shares, including any VRTP Shares, or Common Shares.

2.8               Issuance of Additional Preferred Shares.

Except as permitted under Section 2.5(d)(iv) or with the consent of the Majority Holders, so long as any VRTP Shares are Outstanding, the Trust shall not authorize, establish and create and issue and sell shares of one or more series of a class of senior securities of the Trust representing stock under Section 18 of the 1940 Act.

2.9               Status of Redeemed, Repurchased or Deemed Cancelled VRTP Shares.

VRTP Shares that at any time have been redeemed or purchased by the Trust or deemed cancelled pursuant to an Appendix hereto shall, after such redemption or purchase or deemed cancellation, have the status of authorized but unissued Preferred Shares, unless otherwise expressly provided in an Appendix hereto.

2.10           Term Redemption Liquidity Account and Liquidity Requirement.

(a)    On or prior to the Liquidity Account Initial Date with respect to any Series of VRTP Shares, the Trust shall cause the Custodian to segregate, by means of appropriate identification on its books and records or otherwise in accordance with the Custodian’s normal procedures, from the other assets of the Trust (the “Term Redemption Liquidity Account”) Liquidity Account Investments with a Market Value equal to at least One Hundred Ten Percent (110%) of the Term Redemption Amount with respect to such Series. The “Term Redemption Amount” for any Series of VRTP Shares shall be equal to the Term Redemption Price to be paid on the Term Redemption Date for such Series, based on the number of shares of such Series then Outstanding, assuming for this purpose that the Dividend Rate for such Series in effect at the time of the creation of the Term Redemption Liquidity Account for such Series will be the Dividend Rate in effect for such Series until the Term Redemption Date for such Series. If, on any date after the Liquidity Account Initial Date, the aggregate Market Value of the Liquidity Account Investments included in the Term Redemption Liquidity Account for a Series of VRTP Shares as of the close of business on any Business Day is less than One Hundred Ten Percent (110%) of the Term Redemption Amount with respect to such Series, then the Trust shall cause the Custodian and the Adviser to take all such necessary actions, including segregating additional assets of the Trust as Liquidity Account Investments, so that the aggregate Market Value of the Liquidity Account Investments included in the Term Redemption Liquidity Account for such Series is at least equal to One Hundred Ten Percent (110%) of the Term Redemption Amount with respect to such Series not later than the close of business on the next succeeding Business Day. With respect to assets of the Trust segregated as Liquidity Account Investments with respect to a Series of VRTP Shares, the Adviser, on behalf of the Trust, shall be entitled to instruct the Custodian on any date to release any Liquidity Account Investments from such segregation and to substitute therefor other Liquidity Account Investments, so long as (i) the assets of the Trust segregated as Liquidity Account Investments in the Term Redemption Liquidity Account at the close of business on such date have a Market Value equal to at least One Hundred Ten Percent (110%) of the Term Redemption Amount with respect to such Series and (ii) the Deposit Securities included in the Term Redemption Liquidity Account at the close of business on such date have a Market Value equal to at least the Liquidity Requirement (if any) determined in accordance with Section 2.10(b) with respect such Series for such date. The Trust shall cause the Custodian not to permit any lien, security interest or encumbrance to be created or permitted to exist on or in respect of any Liquidity Account Investments included in the Term Redemption Liquidity Account for any Series of VRTP Shares, other than liens, security  interests or encumbrances permitted under the Credit Facility.

(b)    The Market Value of the Deposit Securities held in the Term Redemption Liquidity Account for a Series of VRTP Shares, from and after the 15th day of the calendar month (or, if such day is not a Business Day, the next succeeding Business Day) that is the number of months preceding the calendar month in which the Term Redemption Date for such Series occurs, in each case as specified in the table set forth below, shall not be less than the percentage of the Term Redemption Amount for such Series set forth below opposite such number of months (the “Liquidity Requirement”), but in all cases subject to the provisions of Section 2.11(c) below:

Number of Months Preceding Month of Term Redemption Date	Market Value of Deposit Securities as Percentage of Term Redemption Amount
5	20%
4	40%
3	60%
2	80%
1	100%

To the extent the Trust enters into a binding commitment to sell certain of its Liquidity Account Investments already held in the Term Redemption Liquidity Account in order to comply with the

Liquidity Requirement on a given date as set forth in the table above (any such date, a “Compliance Date”), the Trust may include the sale price of such Liquidity Account Investments for purposes of determining the Market Value of Deposit Securities in the Term Redemption Liquidity Account even if the settlement date with respect to such sale occurs after the Compliance Date so long as (i) the trade date with respect to such sale occurs on or prior to such Compliance Date and (ii) the expected settlement date with respect to such sale is not more than twenty (20) days from the trade date (the date that is twenty (20) days from the trade date, the “Settlement Deadline Date”). If any such sale does not settle on or prior to its Settlement Deadline Date, the sale price of the applicable Liquidity Account Investments shall not be included in determining the Market Value of Deposit Securities in the Term Redemption Liquidity Account on or after 5:30 pm. (New York City time) on the Settlement Deadline Date for purposes of Section 2.10(b) or (c).

(c)    If the aggregate Market Value of the Deposit Securities included in the Term Redemption Liquidity Account for a Series of VRTP Shares as of the close of business on any Business Day is less than the Liquidity Requirement in respect of such Series for such Business Day, then the Trust shall cause the segregation of additional or substitute Deposit Securities in respect of the Term Redemption Liquidity Account for such Series, so that the aggregate Market Value of the Deposit Securities included in the Term Redemption Liquidity Account for such Series is at least equal to the Liquidity Requirement for such Series not later than the close of business on the next succeeding Business Day.

(d)    The Deposit Securities included in the Term Redemption Liquidity Account for a Series of VRTP Shares may be applied by the Trust, in its discretion, towards payment of the Term Redemption Price for such Series as contemplated by Section 2.5(e). Upon any extension of the Term Redemption Date for a Series of VRTP Shares pursuant to Section 2.5(a), the then-current Liquidity Account Initial Date for such Series shall be extended as provided in the Appendix hereto relating to such Series, and the requirement of the Trust to maintain the Term Redemption Liquidity Account with respect to such Series in connection with such Liquidity Account Initial Date shall lapse and shall thereafter apply in respect of the Liquidity Account Initial Date for such Series as so extended.

(e)    Notwithstanding the foregoing, the requirements set forth in this Section 2.10, including, without limitation, the requirements that the Trust cause the Custodian to segregate Liquidity Account Investments in accordance with Section 2.10(a) and that the Market Value of the Deposit Securities be maintained in accordance with Section 2.10(b), shall not apply if the Holder gives the Trust notice of a Revised Term Redemption Date in accordance with Section 5 of Appendix A.

2.11           Notice.

All notices or communications hereunder, unless otherwise specified in this Amendment, shall be sufficiently given if in writing and delivered in person, by telecopier, by other Electronic Means or by overnight delivery. Notices delivered pursuant to this Section 2.11 shall be deemed given on the date received.

2.12           Termination.

Except as provided in any relevant Appendix hereto, in the event that no VRTP Shares of a Series are Outstanding, all rights and preferences of the VRTP Shares of such Series established and designated hereunder shall cease and terminate, and all obligations of the Trust under this Amendment with respect such Series shall terminate, other than in respect of the payment of and the right to receive the Redemption Price in accordance with Section 2.5 of this Amendment.

2.13           Appendices.

The designation of each Series of VRTP Shares shall be set forth in an Appendix to this Amendment. The Board of Trustees may, by resolution duly adopted, without shareholder approval (except as otherwise provided by this Amendment or required by applicable law)

(x) amend the Appendix to this Amendment relating to a Series so as to reflect any amendments to the terms applicable to such Series including an increase in the number of authorized shares of such Series and (y) add additional Series of VRTP Shares by including a new Appendix to this Amendment relating to such Series.

2.14           Actions on Other than Business Days.

Unless otherwise provided herein, if the date for making any payment, performing any act or exercising any right, in each case as provided for in this Amendment, is not a Business Day, such payment shall be made, act performed or right exercised on the next succeeding Business Day, with the same force and effect as if made or done on the nominal date provided therefor, and, with respect to any payment so made, no dividends, interest or other amount shall accrue for the period between such nominal date and the date of payment.

2.15           Modification.

To the extent permitted by applicable law, the Board of Trustees, without the vote of the Holders of the VRTP Shares, may interpret or amend the provisions of this Amendment or any Appendix hereto to resolve any inconsistency or ambiguity or to remedy any defect in connection therewith, in each case above, so long as any such interpretation or amendment does not materially and adversely affect any preference, right or power of the VRTP Shares or of the Holders thereof and, in addition to amendments permitted by Section 2.5(h) and 2.6(c) hereof, may amend this Amendment with respect to any Series of VRTP Shares prior to the issuance of VRTP Shares of such Series

2.16           Transfers of VRTP Shares.

(a)    A Holder of any VRTP Shares may sell, transfer or otherwise dispose of VRTP Shares only in whole shares and only to (i) Persons that such Holder reasonably believes are “qualified institutional buyers” (as defined in Rule 144A under the Securities Act or any successor provision) pursuant to Rule 144A or another available exemption from registration under the Securities Act, in a manner not involving any public offering within the meaning of Section 4(a)(2) of the Securities Act or (ii) other investors with the prior written consent of the Trust. The restrictions on transfer contained in this Section 2.16(a) shall not apply to any VRTP

Shares that are being registered and sold pursuant to an effective registration statement under the Securities Act or to any subsequent transfer of such VRTP Shares.

(b)    If at any time the Trust is not furnishing information pursuant to Section 13 or 15(d) of the Exchange Act, in order to preserve the exemption for resales and transfers under Rule 144A, the Trust shall furnish, or cause to be furnished, to Holders of VRTP Shares and prospective purchasers of VRTP Shares, upon request, information with respect to the Trust satisfying the requirements of subsection (d)(4) of Rule 144A.

2.17           Agreed Tax Treatment.

The Trust shall and each Holder of any VRTP Shares, by virtue of acquiring VRTP Shares, shall be deemed to have agreed to, treat the VRTP Shares as equity in the Trust for U.S. federal, state and local income and other tax purposes, applicable state law and the 1940 Act.

2.18           No Additional Rights.

Unless otherwise required by law or the Declaration of Trust, the Holders of VRTP Shares shall not have any relative rights or preferences or other special rights with respect to such VRTP Shares other than those specifically set forth in this Amendment; provided, however, that nothing in this Amendment shall be deemed to preclude or limit the right of the Trust (to the extent permitted by applicable law) to contractually agree with any Holder of VRTP Shares of any Series with regard to any special rights of such Holder with respect to its investment in the Trust.

2.19           Relationship of Declaration of Trust.

This Amendment is being entered into pursuant to Section 8.3 of Article VIII of the Declaration of Trust and shall be considered part of the governing instrument of the Trust. As provided in such Section of the Declaration of Trust, to the extent the provisions set forth in this Amendment conflict with the provisions of the Declaration of Trust with respect to any such rights, powers and privileges of the VRTP Shares, this Amendment shall control. Except as contemplated by the immediately preceding sentence, the VRTP Shares, and the Holders thereof, shall otherwise be subject to, bound by and entitled to the benefits of the Declaration of Trust and its provisions relating to Shares and Shareholders. In connection with the entering into of  this Amendment and with respect to all matters related in any way to this Amendment, the Trustees shall be entitled to all of the benefits, rights, protections, indemnities, limitations of liability and other provisions of the Declaration of Trust.

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.

APPENDIX A EATON VANCE FLOATING-RATE 2022 TARGET TERM TRUST

VARIABLE RATE TERM PREFERRED SHARES, SERIES C-1

Preliminary Statement and Incorporation By Reference

This Appendix establishes a Series of Variable Rate Term Preferred Shares of Eaton Vance Floating-Rate 2022 Target Term Trust. Except as set forth below, this Appendix incorporates by reference the terms set forth with respect to all Series of such Variable Rate Term Preferred Shares in that “Amendment No. 1 to the By-Laws of Eaton Vance Floating-Rate 2022 Target Term Trust Establishing and Fixing the Rights and Preferences of Variable Rate Term Preferred Shares” dated September 6, 2017 (the “VRTP Amendment”). This Appendix has been adopted by resolution of the Board of Trustees of Eaton Vance Floating-Rate 2022 Target Term Trust. Capitalized terms used herein but not defined herein have the respective meanings set forth in the VRTP Amendment.

Section 1.                       Designation of Series.

Variable Rate Term Preferred Shares, Series C-1: A series of up to 320 Preferred Shares classified as Variable Rate Term Preferred Shares is hereby designated as “Series C-1 Variable Rate Term Preferred Shares” (the “Series C-1 VRTP Shares”). Each Series C-1 VRTP Share shall have such preferences, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, in addition to those required by applicable law and those that are expressly set forth in the Declaration of Trust and the VRTP Amendment (except as the VRTP Amendment may be expressly modified by this Appendix), as are set forth in this Appendix A. The Series C-1 VRTP Shares shall constitute a separate series of Preferred Shares and of the Variable Rate Term Preferred Shares and each Series C-1 VRTP Share shall be identical. The following terms and conditions shall apply solely to the Series C-1 VRTP Shares:

Section 2.                       Number of Authorized Shares of Series.

The number of authorized Series C-1 VRTP Shares at any time is 320 minus the aggregate number of VRTP Shares of each other Specified Series Outstanding at such time.

Section 3.                       Issuance Date of Shares of Series.

The “Issuance Date” for each Series C-1 VRTP Share will be deemed to be the date that such VRTP Share is issued or, in the case of an exchange, the date that a VRTP Share of any other Specified Series is exchanged for such Series C-1 VRTP Share.

Section 4. Liquidation Preference Applicable to Series. The Liquidation Preference is $100,000.00 per share.

Section 5. Term Redemption Date Applicable to Series.

The Term Redemption Date is September 8, 2020 subject to extension pursuant to Section 2.5(a) of the VRTP Amendment, provided, however, that the Holder may elect at any time and in its sole discretion to give notice to the Trust that the Term Redemption Rate for the Series C-1 VRTP Shares is revised to an earlier date (such earlier date, the “Revised Term Redemption Date”), provided that (i) the Holder must give such notice no less than 365 days before the proposed Revised Term Redemption Date; and (ii) the proposed Revised Term Redemption Date can be no earlier than September 6, 2019. In such case, the Revised Term Redemption Date shall become the Term Redemption Date. Notwithstanding the foregoing, giving notice of a Revised Term Redemption Date is not intended to result in dissolution, liquidation or winding up of the affairs of the Trust.

Section 6.                       Dividend Payment Dates Applicable to Series.

The Dividend Payment Date is the date that is two (2) Business Days after the last calendar day of each Dividend Period; provided, that all accrued but unpaid dividends on any Series C-1 VRTP Share that has been transferred by Barclays shall be payable to Barclays on the second Business Day after the related Transfer Date.

Section 7.                       Liquidity Account Initial Date Applicable to Series.

The Liquidity Account Initial Date is March 6, 2020 or, if applicable, the date that is six months prior to the Term Redemption Date as may be revised or extended in accordance with Section 2.5(a) of the VRTP Amendment or, if such date is not a Business Day, the Business Day immediately preceding such date; provided, however, that there shall be no Liquidity Account Initial Date, and the requirements set forth in Section 2.10(a)–(d) of the VRTP Amendment shall not apply in connection with a Revised Term Redemption Date under with Section 5 of this Appendix A.

Section 8.                       Exceptions to Certain Definitions Applicable to Series.

The following definitions contained under the heading “Definitions” in the VRTP Amendment are hereby amended as follows:

Not applicable.

Section 9.                       Additional Definitions Applicable to Series.

The following terms shall have the following meanings (with terms defined in the singular having comparable meanings when used in the plural and vice versa), unless the context otherwise requires:

“Dividend Period” means, with respect to each Outstanding Series C-1 VRTP Share, in the case of the first Dividend Period following the Issuance Date of such VRTP Share, the period beginning on (and including) such Issuance Date and ending on (and including) the last calendar day of the calendar quarter in which such Issuance Date occurs and, for each subsequent Dividend Period, the period beginning on (and including) the first calendar day of the calendar quarter following the month in which the previous Dividend Period ended and ending on (and including) the last calendar day of such calendar quarter.

“Index Rate” means, with respect to each day in a Dividend Period and solely with respect to any Series C-1 VRTP Shares Outstanding on such day, LIBOR, and with “LIBOR” to be defined to mean the rate which appears as of 11:00 A.M. (London time) on Page LIBOR01 of the Reuters Service (or another source generally used in the market for the purposes of determining London inter-bank U.S. dollar offered rates of leading reference banks) on the second Business Day immediately preceding the first calendar day of each Dividend Period as being the interest rate offered in the London inter-bank market for U.S. dollar deposits for the same period as the relevant Dividend Period (or if the periods are not the same, such period, if any, as the Holder determines to be substantially the same); provided that if such offered rate is unavailable or does not accurately reflect the cost to the Holder of holding the Outstanding  Series C-1 VRTP Shares (determined by the Holder consistently for similar transactions), the Index Rate shall be determined by reference to a replacement rate determined by the Holder in its commercially reasonable discretion. Notwithstanding the foregoing, the Index Rate shall not be less than zero.

“Transfer Date” means, with respect to any Series C-1 VRTP Share transferred by Barclays, the settlement date for the transfer of such VRTP Share.

Section 10.                     Amendments to Terms of VRTP Shares Applicable to Series.

The following provisions contained under the heading “Terms of the VRTP Shares” in the VRTP Amendment are hereby amended as follows:

Reporting of Index Rate and Dividend Rate

With respect to any Outstanding Series C-1 VRTP Shares, the Purchaser shall determine in accordance with the terms hereof the applicable Dividend Rate for such Series for each day in a Dividend Period and shall provide notice thereof to the Trust by 3:00 p.m. (New York City time) on such day. Such notice shall set forth the Index Rate and the Applicable Spread (which may be the Applicable Spread for the Increased Rate, if applicable) used in connection with the calculation of the Dividend Rate for such Series. Each determination of the Dividend Rate for such Series by the Purchaser shall be conclusive and binding for all purposes on the Trust, absent manifest error.

Transfers

Any transfer of Series C-1 VRTP Shares by Barclays to any Person that is a member bank of the Federal Reserve System (or any successor) (or is otherwise subject to Regulation D of the Board of Governors of the Federal Reserve System) shall result in such Series C-1 VRTP Shares being exchanged for an equal number of Series L-1 VRTP Shares. The Series L-1 VRTP Shares shall have preferences, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, in addition to those required by applicable law and those that are expressly set forth in the Declaration of Trust and the VRTP Amendment (except as the VRTP Amendment may be expressly modified by Appendix B), as are set forth in Appendix B.

Any transfer of Series C-1 VRTP Shares by Barclays to any Person that is not a member bank of the Federal Reserve System (or any successor) (or is not otherwise subject to Regulation

D of the Board of Governors of the Federal Reserve System) shall result in such Series C-1 VRTP Shares being exchanged for an equal number of Series L-2 VRTP Shares. The Series L-2 VRTP Shares shall have preferences, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, in addition to those required by applicable law and those that are expressly set forth in the Declaration of Trust and the VRTP Amendment (except as the VRTP Amendment may be expressly modified by Appendix C), as are set forth in Appendix C.

Any transfer of Series C-1 VRTP Shares by Barclays shall require delivery of a written notice to the Trust (which may be given at or prior to 12:00 p.m. (New York City time) on the related Transfer Date) providing the Transfer Date, the transferee, the amount of Series C-1 VRTP Shares being transferred and the amount and applicable Series of VRTP Shares being exchanged for such Series C-1 VRTP Shares.

As of any Transfer Date, without any requirement for any further approval by the Board of Trustees or any other Person (but subject to the transfer restrictions set forth in Section 2.17), the Trust shall be deemed to have cancelled and reduced the authorized number of Series C-1 VRTP Shares in an amount equal to the corresponding number of other Series of VRTP Shares exchanged for Series C-1 VRTP Shares on such Transfer Date, provided that the aggregate number of VRTP Shares Outstanding at any time shall not exceed 320. As of the settlement date for the transfer of any other Series of VRTP Shares to Barclays, without any requirement for any further approval by the Board of Trustees or any other Person, the Trust shall be deemed to have increased the authorized number of and issued Series C-1 VRTP Shares in an amount equal to the corresponding number of other Series of VRTP Shares being exchanged for Series C-1 VRTP Shares, provided that the aggregate number of VRTP Shares Outstanding at any time shall not exceed 320.

Notwithstanding anything to the contrary in the VRTP Amendment or in any Appendix, accrued but unpaid dividends on any Series C-1 VRTP Shares that have been exchanged for any other Specified Series of VRTP Shares shall be payable by the Trust to Barclays on the second Business Day after the related Transfer Date notwithstanding that such Series C-1 VRTP Shares have been deemed cancelled pursuant to the preceding paragraph.

If the VRTP Shares of the Specified Series are required to be redeemed pursuant to the VRTP Amendment or any Appendix, the Trust shall only be required to redeem Outstanding VRTP Shares of the Specified Series. If the Outstanding VRTP Shares of any Specified Series are redeemed, the number of authorized shares of each Specified Series and the permitted maximum aggregate number of Outstanding VRTP Shares of all Specified Series shall be deemed reduced by the same number of VRTP Shares being redeemed.

APPENDIX B EATON VANCE FLOATING- RATE 2022 TARGET TERM TRUST

VARIABLE RATE TERM PREFERRED SHARES, SERIES L-1

Preliminary Statement and Incorporation By Reference

This Appendix establishes a Series of Variable Rate Term Preferred Shares of Eaton Vance Floating-Rate 2022 Target Term Trust. Except as set forth below, this Appendix incorporates by reference the terms set forth with respect to all Series of such Variable Rate Term Preferred Shares in that “Amendment No. 1 to the By-Laws of Eaton Vance Floating-Rate 2022 Target Term Trust Establishing and Fixing the Rights and Preferences of Variable Rate Term Preferred Shares” dated September 6, 2017 (the “VRTP Amendment”). This Appendix has been adopted by resolution of the Board of Trustees of Eaton Vance Floating-Rate 2022 Target Term Trust. Capitalized terms used herein but not defined herein have the respective meanings set forth in the VRTP Amendment.

Section 1.                       Designation of Series.

Variable Rate Term Preferred Shares, Series L-1: A series of up to 320 Preferred Shares classified as Variable Rate Term Preferred Shares is hereby designated as “Series L-1 Variable Rate Term Preferred Shares” (the “Series L-1 VRTP Shares”). Each Series L-1 VRTP Share shall have such preferences, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, in addition to those required by applicable law and those that are expressly set forth in the Declaration of Trust and the VRTP Amendment (except as the VRTP Amendment may be expressly modified by this Appendix), as are set forth in this Appendix B. The Series L-1 VRTP Shares shall constitute a separate series of Preferred Shares and of the Variable Rate Term Preferred Shares and each Series L-1 VRTP Share shall be identical. The following terms and conditions shall apply solely to the Series L-1 VRTP Shares:

Section 2.                       Number of Authorized Shares of Series.

The number of authorized Series L-1 VRTP Shares at any time is 320 minus the aggregate number of VRTP Shares of each other Series Outstanding at such time.

Section 3.                       Issuance Date of Shares of Series.

The “Issuance Date” for each Series L-1 VRTP Share will be deemed to be the date that such VRTP Share is issued or, in the case of an exchange, the date that a VRTP Share of any other Specified Series is exchanged for such Series L-1 VRTP Share.

Section 4. Liquidation Preference Applicable to Series. The Liquidation Preference is $100,000.00 per share.

Section 5.                       Term Redemption Date Applicable to Series.

The Term Redemption Date is September 8, 2020, subject to extension pursuant to Section 2.5(a) of the VRTP Amendment.

Section 6.                       Dividend Payment Dates Applicable to Series.

The Dividend Payment Date is the date that is two (2) Business Days after the end of each Dividend Period; provided, that all accrued but unpaid dividends on any Series L-1 VRTP Share that has been transferred to any Person shall be payable to the transferor on the second Business Day after the related Transfer Date.

Section 7.                       Liquidity Account Initial Date Applicable to Series.

The Liquidity Account Initial Date is the date that is six months prior to the Term Redemption Date as may be revised or extended in accordance with Section 2.5(a) of the VRTP Amendment or Section 5 of Appendix B to the VRTP Amendment or, if such date is not a Business Day, the Business Day immediately preceding such date.

Section 8.                       Exceptions to Certain Definitions Applicable to Series.

The following definitions contained under the heading “Definitions” in the VRTP Amendment are hereby amended as follows:

Not applicable.

Section 9.                       Additional Definitions Applicable to Series.

The following terms shall have the following meanings (with terms defined in the singular having comparable meanings when used in the plural and vice versa), unless the context otherwise requires:

“Dividend Period” means, with respect to each Outstanding Series L-1 VRTP Share, in the case of the first Dividend Period following the Issuance Date of such VRTP Share, the period beginning on (and including) such Issuance Date and ending on (and including) the last calendar day of the calendar quarter in which such Issuance Date occurs and, for each subsequent Dividend Period, the period beginning on (and including) the first calendar day of the calendar quarter following the month in which the previous Dividend Period ended and ending on (and including) the last calendar day of such calendar quarter.

“Index Rate” means, with respect to each day in a Dividend Period and solely with respect to any Series L-1 VRTP Shares Outstanding on such day, LIBOR, and with “LIBOR” to be defined to mean the rate which appears as of 11:00 A.M. (London time) on Page LIBOR01 of the Reuters Service (or another source generally used in the market for the purposes of determining London inter-bank U.S. dollar offered rates of leading reference banks) on the second Business Day immediately preceding the first calendar day of each Dividend Period as being the interest rate offered in the London inter-bank market for U.S. dollar deposits for the same period as the relevant Dividend Period (or if the periods are not the same, such period, if any, as the Holder determines to be substantially the same); provided that if such offered rate is unavailable or does not accurately reflect the cost to the Holder of holding the Outstanding  Series L-1 VRTP Shares (determined by the Holder consistently for similar transactions), the Index Rate shall be determined by reference to a replacement rate determined by the Holder in its commercially reasonable discretion. Notwithstanding the foregoing, the Index Rate shall not be less than zero.

“Transfer Date” means, with respect to any Series L-1 VRTP Share being transferred for a VRTP Share of any other Series, the settlement date for such transfer.

Section 10.                     Amendments to Terms of VRTP Shares Applicable to Series.

The following provisions contained under the heading “Terms of the VRTP Shares” in the VRTP Amendment are hereby amended as follows:

Reporting of Index Rate and Dividend Rate

Prior to each Dividend Period, the Purchaser shall determine the applicable Index Rate for such Dividend Period and provide notice thereof to the Trust by 3:00 p.m. (New York City time) on or prior to the first day of such Dividend Period. With respect to any Outstanding Series L-1 VRTP Shares, the Purchaser shall determine in accordance with the terms hereof the applicable initial Dividend Rate for such Series for each Dividend Period and provide notice thereof to the Trust by 3:00 p.m. (New York City time) on or prior to the first day of such Dividend Period. The Purchaser shall also determine in accordance with the terms hereof each adjustment that is required to be made to the then-applicable Dividend Rate for such Series during each Dividend Period and provide notice thereof to the Trust by 3:00 p.m. (New York City time) on the day such adjustment is required to be made or as soon as practicable thereafter. Such notices shall set forth the Index Rate and the Applicable Spread (which may be the Applicable Spread for the Increased Rate, if applicable) used in connection with the calculation of the Dividend Rate for such Series. Each determination of the Dividend Rate for such Series and any adjustments thereof by the Purchaser shall be conclusive and binding for all purposes on the Trust, absent manifest error.

Liquidation Fee

The Trust shall compensate any Holder of the Series L-1 VRTP Shares and any of its affiliates (each such Person, an “Affected Person”), upon the Holder’s written request (which request shall set forth the basis for requesting such amounts), for all reasonable losses, expenses and liabilities (including, without limitation, any interest paid by such Affected Person to lenders of funds borrowed by it to make or carry its investment in such Series L-1 VRTP Shares and any loss sustained by such Affected Person in connection with the re-employment of such funds), which such Affected Person may sustain if any optional redemption of such Series L-1 VRTP Shares under Section 2.5 is not made on the date specified in the related Notice of Redemption or occurs on a date which is not the last day of a Dividend Period.

Transfers to a Person that is not a member bank of the Federal Reserve System

Any transfer of Series L-1 VRTP Shares to any Person that is not a member of the Federal Reserve System (or any successor) (or is not otherwise subject to Regulation D of the Board of Governors of the Federal Reserve System) shall result in such Series L-1 VRTP Shares being exchanged for an equal number of Series L-2 VRTP Shares. The Series L-2 VRTP Shares shall have preferences, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, in addition to those required by applicable law and those that are expressly set forth in the Declaration of Trust and the VRTP Amendment (except as the VRTP Amendment may be expressly modified by Appendix C), as are set forth in Appendix C.

Transfers In General

Any transfer of Series L-1 VRTP Shares shall require delivery of a written notice to the Trust by the applicable transferor (which may be given at or prior to 12:00 p.m. (New York City time) on the related Transfer Date) providing the Transfer Date, the transferee, the amount of Series L-1 VRTP Shares being transferred and the amount and applicable Series of VRTP Shares being exchanged for such Series L-1 VRTP Shares.

As of any Transfer Date, without any requirement for any further approval by the Board of Trustees or any other Person (but subject to the transfer restrictions set forth in Section 2.17), the Trust shall be deemed to have cancelled and reduced the authorized number of Series L-1 VRTP Shares in an amount equal to the corresponding number of other Series of VRTP Shares exchanged for Series L-1 VRTP Shares on such Transfer Date, provided that the aggregate number of VRTP Shares Outstanding at any time shall not exceed 320. As of the settlement date for the transfer of any Series of VRTP Shares other than Series L-1 VRTP Shares to any Person that is a member bank of the Federal Reserve System (or any successor) (or is otherwise subject to Regulation D of the Board of Governors of the Federal Reserve System), without any requirement for any further approval by the Board of Trustees or any other Person, the Trust shall be deemed to have increased the authorized number of and issued Series L-1 VRTP Shares in an amount equal to the corresponding number of other Series of VRTP Shares being exchanged for Series L-1 VRTP Shares, provided that the aggregate number of VRTP Shares Outstanding at any time shall not exceed 320.

Notwithstanding anything to the contrary in the VRTP Amendment or in any Appendix, accrued but unpaid dividends on any Series L-1 VRTP Shares that have been exchanged for any other Specified Series of VRTP Shares shall be payable by the Trust to the applicable transferor on the second Business Day after the related Transfer Date notwithstanding that such Series L-1 VRTP Shares have been deemed cancelled pursuant to the preceding paragraph.

If the VRTP Shares of the Specified Series are required to be redeemed pursuant to the VRTP Amendment or any Appendix, the Trust shall only be required to redeem Outstanding VRTP Shares of the Specified Series. If the Outstanding VRTP Shares of any Specified Series are redeemed, the number of authorized shares of each Specified Series and the permitted maximum aggregate number of Outstanding VRTP Shares of all Specified Series permitted shall be deemed reduced by the same number of VRTP Shares being redeemed.

APPENDIX C EATON VANCE FLOATING-RATE 2022 TARGET TERM TRUST

VARIABLE RATE TERM PREFERRED SHARES, SERIES L-2

Preliminary Statement and Incorporation by Reference

This Appendix establishes a Series of Variable Rate Term Preferred Shares of Eaton Vance Floating-Rate 2022 Target Term Trust. Except as set forth below, this Appendix incorporates by reference the terms set forth with respect to all Series of such Variable Rate Term Preferred Shares in that “Amendment No. 1 to the By-Laws of Eaton Vance Floating-Rate 2022 Target Term Trust Establishing and Fixing the Rights and Preferences of Variable Rate Term Preferred Shares” dated September 6, 2017 (the “VRTP Amendment”). This Appendix has been adopted by resolution of the Board of Trustees of Eaton Vance Floating-Rate 2022 Target Term Trust. Capitalized terms used herein but not defined herein have the respective meanings set forth in the VRTP Amendment.

Section 1.                       Designation of Series.

Variable Rate Term Preferred Shares, Series L-2: A series of up to 320 Preferred Shares classified as Variable Rate Term Preferred Shares is hereby designated as “Series L-2 Variable Rate Term Preferred Shares” (the “Series L-2 VRTP Shares”). Each Series L-2 VRTP Share shall have such preferences, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, in addition to those required by applicable law and those that are expressly set forth in the Declaration of Trust and the VRTP Amendment (except as the VRTP Amendment may be expressly modified by this Appendix), as are set forth in this Appendix C. The Series L-2 VRTP Shares shall constitute a separate series of Preferred Shares and of the Variable Rate Term Preferred Shares and each Series L-2 VRTP Share shall be identical. The following terms and conditions shall apply solely to the Series L-2 VRTP Shares:

Section 2.                       Number of Authorized Shares of Series.

The number of authorized Series L-2 VRTP Shares at any time is 320 minus the aggregate number of VRTP Shares of each other Series Outstanding at such time.

Section 3.                       Issuance Date of Shares of Series.

The “Issuance Date” for each Series L-2 VRTP Share will be deemed to be the date that such VRTP Share is issued or, in the case of an exchange, the date that a VRTP Share of any other Specified Series is exchanged for such Series L-2 VRTP Share.

Section 4. Liquidation Preference Applicable to Series. The Liquidation Preference is $100,000.00 per share.

Section 5.                       Term Redemption Date Applicable to Series.

The Term Redemption Date is September 8, 2020, subject to extension pursuant to Section 2.5(a) of the VRTP Amendment.

Section 6.                       Dividend Payment Dates Applicable to Series.

The Dividend Payment Date is the date that is two (2) Business Days after the end of each Dividend Period; provided, that all accrued but unpaid dividends on any Series L-2 VRTP Share that has been transferred to any Person shall be payable to the transferor on the second Business Day after the related Transfer Date.

Section 7.                       Liquidity Account Initial Date Applicable to Series.

The Liquidity Account Initial Date is the date that is six months prior to the Term Redemption Date as may be revised or extended in accordance with Section 2.5(a) of the VRTP Amendment or Section 5 of Appendix C to the VRTP Amendment or, if such date is not a Business Day, the Business Day immediately preceding such date.

Section 8.                       Exceptions to Certain Definitions Applicable to Series.

The following definitions contained under the heading “Definitions” in the VRTP Amendment are hereby amended as follows:

Not applicable.

Section 9.                       Additional Definitions Applicable to Series.

The following terms shall have the following meanings (with terms defined in the singular having comparable meanings when used in the plural and vice versa), unless the context otherwise requires:

“Dividend Period” means, with respect to each Outstanding Series L-2 VRTP Share, in the case of the first Dividend Period following the Issuance Date of such VRTP Share, the period beginning on (and including) such Issuance Date and ending on (and including) the last calendar day of the calendar quarter in which such Issuance Date occurs and, for each subsequent Dividend Period, the period beginning on (and including) the first calendar day of the calendar quarter following the month in which the previous Dividend Period ended and ending on (and including) the last calendar day of such calendar quarter.

“Index Rate” means, with respect to each day in a Dividend Period and solely with respect to any Series L-2 VRTP Shares Outstanding on such day, LIBOR, and with “LIBOR” to be defined to mean the rate which appears as of 11:00 A.M. (London time) on Page LIBOR01 of the Reuters Service (or another source generally used in the market for the purposes of determining London inter-bank U.S. dollar offered rates of leading reference banks) on the second Business Day immediately preceding the first calendar day of each Dividend Period as being the interest rate offered in the London inter-bank market for U.S. dollar deposits for the same period as the relevant Dividend Period (or if the periods are not the same, such period, if any, as the Holder determines to be substantially the same); provided that if such offered rate is unavailable or does not accurately reflect the cost to the Holder of holding the Outstanding  Series L-2 VRTP Shares (determined by the Holder consistently for similar transactions), the Index Rate shall be determined by reference to a replacement rate determined by the Holder in its commercially reasonable discretion. Notwithstanding the foregoing, the Index Rate shall not be less than zero.

“Transfer Date” means, with respect to any Series L-2 VRTP Share being transferred for a VRTP Share of any other Series, the settlement date for such transfer.

Section 10.                     Amendments to Terms of VRTP Shares Applicable to Series.

The following provisions contained under the heading “Terms of the VRTP Shares” in the VRTP Amendment are hereby amended as follows:

Reporting of Index Rate and Dividend Rate

Prior to each Dividend Period, the Purchaser shall determine the applicable Index Rate for such Dividend Period and provide notice thereof to the Trust by 3:00 p.m. (New York City time) on or prior to the first day of such Dividend Period. With respect to any Outstanding Series L-2 VRTP Shares, the Purchaser shall determine in accordance with the terms hereof the applicable initial Dividend Rate for such Series for each Dividend Period and provide notice thereof to the Trust by 3:00 p.m. (New York City time) on or prior to the first day of such Dividend Period. The Purchaser shall also determine in accordance with the terms hereof each adjustment that is required to be made to the then-applicable Dividend Rate for such Series during each Dividend Period and provide notice thereof to the Trust by 3:00 p.m. (New York City time) on the day such adjustment is required to be made or as soon as practicable thereafter. Such notices shall set forth the Index Rate and the Applicable Spread (which may be the Applicable Spread for the Increased Rate, if applicable) used in connection with the calculation of the Dividend Rate for such Series. Each determination of the Dividend Rate for such Series and any adjustments thereof by the Purchaser shall be conclusive and binding for all purposes on the Trust, absent manifest error.

Liquidation Fee

The Trust shall compensate any Holder of the Series L-2 VRTP Shares and any of its affiliates (each such Person, an “Affected Person”), upon the Holder’s written request (which request shall set forth the basis for requesting such amounts), for all reasonable losses, expenses and liabilities (including, without limitation, any interest paid by such Affected Person to lenders of funds borrowed by it to make or carry its investment in such Series L-2 VRTP Shares and any loss sustained by such Affected Person in connection with the re-employment of such funds), which such Affected Person may sustain if any optional redemption of such Series L-2 VRTP Shares under Section 2.5 is not made on the date specified in the related Notice of Redemption or occurs on a date which is not the last day of a Dividend Period.

Transfers to a Person that is a member bank of the Federal Reserve System

Any transfer of Series L-2 VRTP Shares to any Person that is a member of the Federal Reserve System (or any successor) (or is otherwise subject to Regulation D of the Board of Governors of the Federal Reserve System) shall result in such Series L-2 VRTP Shares being exchanged for an equal number of Series L-1 VRTP Shares. The Series L-1 VRTP Shares shall have preferences, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, in addition to those required by applicable law and those that are expressly set forth in the Declaration of Trust and the VRTP Amendment (except as the VRTP Amendment may be expressly modified by Appendix B), as are set forth in Appendix B.

Transfers In General

Any transfer of Series L-2 VRTP Shares shall require delivery of a written notice to the Trust by the applicable transferor (which may be given at or prior to 12:00 p.m. (New York City time) on the related Transfer Date) providing the Transfer Date, the transferee, the amount of Series L-2 VRTP Shares being transferred and the amount and applicable Series of VRTP Shares being exchanged for such Series L-2 VRTP Shares.

As of any Transfer Date, without any requirement for any further approval by the Board of Trustees or any other Person (but subject to the transfer restrictions set forth in Section 2.17), the Trust shall be deemed to have cancelled and reduced the authorized number of Series L-2 VRTP Shares in an amount equal to the corresponding number of other Series of VRTP Shares exchanged for Series L-2 VRTP Shares on such Transfer Date, provided that the aggregate number of VRTP Shares Outstanding at any time shall not exceed 320. As of the settlement date for the transfer of any Series of VRTP Shares other than Series L-2 VRTP Shares to any Person that is not a member bank of the Federal Reserve System (or any successor) (or is not otherwise subject to Regulation D of the Board of Governors of the Federal Reserve System), without any requirement for any further approval by the Board of Trustees or any other Person, the Trust shall be deemed to have increased the authorized number of and issued Series L-2 VRTP Shares in an amount equal to the corresponding number of other Series of VRTP Shares being exchanged for Series L-2 VRTP Shares, provided that the aggregate number of VRTP Shares Outstanding at any time shall not exceed 320.

Notwithstanding anything to the contrary in the VRTP Amendment or in any Appendix, accrued but unpaid dividends on any Series L-2 VRTP Shares that have been exchanged for any other Specified Series of VRTP Shares shall be payable by the Trust to the applicable transferor on the second Business Day after the related Transfer Date notwithstanding that such Series L-2 VRTP Shares have been deemed cancelled pursuant to the preceding paragraph.

If the VRTP Shares of the Specified Series are required to be redeemed pursuant to the VRTP Amendment or any Appendix, the Trust shall only be required to redeem Outstanding VRTP Shares of the Specified Series. If the Outstanding VRTP Shares of any Specified Series are redeemed, the number of authorized shares of each Specified Series and the permitted maximum aggregate number of Outstanding VRTP Shares of all Specified Series permitted shall be deemed reduced by the same number of VRTP Shares being redeemed.

SCHEDULE I

INDUSTRY CLASSIFICATIONS

Aerospace and Defense

Air Transport

Automotive

Beverage and Tobacco

Brokers, Dealers & Investment Houses

Building and Development

Business Equipment and Services

Cable and Satellite TV

Chemicals and Plastics

Clothing - Textiles Conglomerates

Containers and Glass Products Cosmetics/Toiletries

Drugs

Ecological Services and Equipment Electronics – Electrical

Equipment Leasing Farming/Agriculture

Financial Intermediaries

Food and Drug Retailers

Food Products

Food Service

Forest Products

Healthcare

Home Furnishings

Industrial Equipment

Insurance

Leisure Goods – Activities - Movies

Lodging and Casinos

Nonferrous Materials - Minerals

Oil and Gas

Publishing

Radio and Television

Rail Industries

Retailers (Not Food and Drug)

Steel

Surface Transport Telecom

Utilities